UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD:  JUNE 30, 2007

      Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
GOVERNMENT
GROWTH & INCOME
HIGH YIELD
INTERNATIONAL
INVESTMENT GRADE
SELECT GROWTH
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE
SPECIAL BOND

SEMI-ANNUAL REPORT
June 30, 2007

Equity and Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

The Economy

The first half of 2007 was characterized by two very different quarters. In the first quarter, the U.S. economy grew at only .6%, the slowest pace since 2002, due in part to the recession in housing. In the second quarter, in contrast, economic growth exceeded 3%. Throughout the reporting period, corporate profits were robust, consumer spending was solid, the rate of unemployment remained low and foreign growth was very strong, contributing to a high level of exports. The rate of inflation, however, was an issue. Despite an improvement in "core" inflation (i.e., inflation excluding food and energy), the Federal Reserve (the "Fed") noted at its June meeting that "moderation in inflation pressures has yet to be convincingly demonstrated." In addition, concerns about the subprime mortgage market and the problems facing two Bear Stearns hedge funds put a damper on investor sentiment late in the period.

The Equity Market

The stock market posted solid results for the first half of 2007. Among market-cap sectors, mid-cap stocks produced the best results by a wide margin, followed by large caps and small caps. Stocks struggled in the first quarter, dragged down by worries over the sustainability of economic growth, the persistent rate of inflation, emerging difficulties in the subprime lending market and a sudden plunge in Chinese stocks. The market rebounded sharply in the second quarter, thanks to positive economic signals, optimism about corporate earnings and surging merger and acquisition activity. The hot streak pushed the S&P 500 Index to a record close, topping the previous high that was hit in March 2000.

The Bond Market

Interest rates moved higher during the reporting period. Investors became convinced that the Fed was less likely to lower interest rates this year. This view reflected the Fed's continued stated concern about inflation, as well as the fact that the economy rebounded in the second quarter. In addition, foreign interest rates moved higher due to strong foreign economic growth and central bank tightening of monetary policy, which put pressure on U.S. rates. Given the U.S.'s dependence on foreign capital to fund its trade deficit, higher foreign rates compete directly with U.S. rates for investment dollars and therefore contributed to higher U.S. rates. Ten-year U.S. Treasury yields rose to a five-year high in mid-June.

Returns among fixed income classes were remarkably similar, with the exception of high yield bonds. Investment grade corporate, government and municipal bonds all had slightly positive returns, according to Merrill Lynch's fixed income indexes. High yield corporate bonds were the best performing sector of the fixed income market, returning over 3% according to Merrill Lynch, despite a difficult second quarter.

FIRST INVESTORS LIFE SERIES FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

/s/ EDWIN D. MISKA             /s/ CLARK D. WAGNER

Edwin D. Miska                 Clark D. Wagner
Director of Equities           Director of Fixed Income
First Investors Management     First Investors Management
  Company, Inc.                  Company, Inc.

August 1, 2007

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

On July 26, 2007, Smith Asset Management Group, L.P. ("Smith") replaced Wellington Management Company, LLP, the former subadviser to First Investors Life Series Focused Equity Fund (the "Fund"), and assumed responsibility for the day-to-day management of the investments of the Fund. Due to Smith's appointment, the Fund's name changed to First Investors Life Series Select Growth Fund and the Fund changed its objective and investment strategies to correspond with the investment style used by Smith. These changes were previously approved by the Board of Trustees. Although these changes occurred subsequent to the end of the reporting period, for purposes of simplicity and clarity we have decided to refer to the Fund as Select Growth Fund to the extent possible throughout this report.

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2007, and held for the entire six-month period ended June 30, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,063.47         $4.14
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.77         $4.06
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           19.6%
Information Technology                               16.7%
Health Care                                          12.1%
Consumer Staples                                     11.8%
Industrials                                          11.8%
Energy                                               10.9%
Consumer Discretionary                               10.0%
Telecommunication Services                            3.0%
Materials                                             2.6%
Utilities                                             0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
BLUE CHIP FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.2%
               Consumer Discretionary--10.0%
     13,300    Best Buy Company, Inc.                                                        $620,711            $34
     14,900    Carnival Corporation                                                           726,673             39
     29,700    CBS Corporation - Class "B"                                                    989,604             54
      3,709    Citadel Broadcasting Corporation                                                23,923              1
     20,200    Clear Channel Communications, Inc.                                             763,964             41
     16,971  * Comcast Corporation - Class "A"                                                477,225             26
     27,150  * Comcast Corporation - Special Class "A"                                        759,114             41
     20,800    H&R Block, Inc.                                                                486,096             26
      9,700    Hilton Hotels Corporation                                                      324,659             18
     49,900    Home Depot, Inc.                                                             1,963,565            107
      5,300  * Kohl's Corporation                                                             376,459             20
     32,600    Lowe's Companies, Inc.                                                       1,000,494             54
     27,500    McDonald's Corporation                                                       1,395,900             76
     53,600    News Corporation - Class "A"                                                 1,136,856             62
     12,000    NIKE, Inc. - Class "B"                                                         699,480             38
     26,200    Target Corporation                                                           1,666,320             90
     89,700    Time Warner, Inc.                                                            1,887,288            102
      6,216    Tribune Company                                                                182,750             10
     22,400  * Viacom, Inc. - Class "B"                                                       932,512             51
     48,300    Walt Disney Company                                                          1,648,962             89
     11,280  * Wyndham Worldwide Corporation                                                  409,013             22
--------------------------------------------------------------------------------------------------------------------
                                                                                           18,471,568          1,001
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples--11.8%
     27,400    Altria Group, Inc.                                                           1,921,836            104
     25,200    Anheuser-Busch Companies, Inc.                                               1,314,432             71
     28,400    Avon Products, Inc.                                                          1,043,700             57
     50,900    Coca-Cola Company                                                            2,662,579            144
     10,000    Colgate-Palmolive Company                                                      648,500             35
     13,200    Costco Wholesale Corporation                                                   772,464             42
     32,300    CVS Corporation                                                              1,177,335             64
     12,100    General Mills, Inc.                                                            706,882             38
      9,200    Hershey Foods Corporation                                                      465,704             25
     19,900    Kimberly-Clark Corporation                                                   1,331,111             72
     38,761    Kraft Foods, Inc. - Class "A"                                                1,366,325             74
     35,000    PepsiCo, Inc.                                                                2,269,750            123
     46,335    Procter & Gamble Company                                                     2,835,239            154
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
     17,200    Walgreen Company                                                              $748,888            $41
     52,900    Wal-Mart Stores, Inc.                                                        2,545,019            138
--------------------------------------------------------------------------------------------------------------------
                                                                                           21,809,764          1,182
--------------------------------------------------------------------------------------------------------------------
               Energy--10.9%
      6,200    BP PLC (ADR)                                                                   447,268             24
     50,000    Chevron Corporation                                                          4,212,000            228
     25,771    ConocoPhillips                                                               2,023,024            110
     77,500    ExxonMobil Corporation                                                       6,500,700            352
     27,400    Halliburton Company                                                            945,300             51
      5,500    Hess Corporation                                                               324,280             18
     29,800    Schlumberger, Ltd.                                                           2,531,212            137
     29,150    Spectra Energy Corporation                                                     756,734             41
     14,900  * Transocean, Inc.                                                             1,579,102             86
     10,800    Valero Energy Corporation                                                      797,688             43
--------------------------------------------------------------------------------------------------------------------
                                                                                           20,117,308          1,090
--------------------------------------------------------------------------------------------------------------------
               Financials--19.5%
     16,000    ACE, Ltd.                                                                    1,000,320             54
     10,100    Allstate Corporation                                                           621,251             34
     32,500    American Express Company                                                     1,988,350            108
     51,400    American International Group, Inc.                                           3,599,542            195
      6,500    Ameriprise Financial, Inc.                                                     413,205             22
     66,514    Bank of America Corporation                                                  3,251,869            176
     42,300    Bank of New York Company, Inc.                                               1,752,912             95
        250  * Berkshire Hathaway, Inc. - Class "B"                                           901,250             49
     15,900    Capital One Financial Corporation                                            1,247,196             67
     12,200    Chubb Corporation                                                              660,508             36
     89,500    Citigroup, Inc.                                                              4,590,455            249
     10,400    Fannie Mae                                                                     679,432             37
     14,500    Freddie Mac                                                                    880,150             48
     60,132    JPMorgan Chase & Company                                                     2,913,395            158
      7,000    Lehman Brothers Holdings, Inc.                                                 521,640             28
     14,500    Marsh & McLennan Companies, Inc.                                               447,760             24
     13,400    Mellon Financial Corporation                                                   589,600             32
     17,400    Merrill Lynch & Company, Inc.                                                1,454,292             79
     23,600    Morgan Stanley                                                               1,979,568            107
     19,800    Progressive Corporation                                                        473,814             26
      7,500    SunTrust Banks, Inc.                                                           643,050             35
     15,000    Travelers Companies, Inc.                                                      802,500             43
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Financials (continued)
     20,500    U.S. Bancorp                                                                  $675,475            $37
     27,400    Wachovia Corporation                                                         1,404,250             76
     22,400    Washington Mutual, Inc.                                                        955,136             52
     45,800    Wells Fargo & Company                                                        1,610,786             87
--------------------------------------------------------------------------------------------------------------------
                                                                                           36,057,706          1,954
--------------------------------------------------------------------------------------------------------------------
               Health Care--12.0%
     33,500    Abbott Laboratories                                                          1,793,925             97
     11,800    Aetna, Inc.                                                                    582,920             32
     27,700  * Amgen, Inc.                                                                  1,531,533             83
     12,400    Baxter International, Inc.                                                     698,616             38
     34,300  * Boston Scientific Corporation                                                  526,162             28
     46,200    Bristol-Myers Squibb Company                                                 1,458,072             79
     60,800    Johnson & Johnson                                                            3,746,496            203
     29,300    Medtronic, Inc.                                                              1,519,498             82
     22,800    Merck & Company, Inc.                                                        1,135,440             62
     28,700    Novartis AG (ADR)                                                            1,609,209             87
    129,640    Pfizer, Inc.                                                                 3,314,895            180
     11,300  * St. Jude Medical, Inc.                                                         468,837             25
     13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                     544,500             30
      9,600  * Triad Hospitals, Inc.                                                          516,096             28
     29,200    UnitedHealth Group, Inc.                                                     1,493,288             81
     21,900    Wyeth                                                                        1,255,746             68
--------------------------------------------------------------------------------------------------------------------
                                                                                           22,195,233          1,203
--------------------------------------------------------------------------------------------------------------------
               Industrials--11.8%
     18,500    3M Company                                                                   1,605,615             87
     10,600    Boeing Company                                                               1,019,296             55
     16,300    Caterpillar, Inc.                                                            1,276,290             69
     12,000    Dover Corporation                                                              613,800             33
     27,200    Emerson Electric Company                                                     1,272,960             69
    145,500    General Electric Company                                                     5,569,740            302
     14,400    Honeywell International, Inc.                                                  810,432             44
     10,600    Illinois Tool Works, Inc.                                                      574,414             31
      9,200    ITT Corporation                                                                628,176             34
     11,900    Lockheed Martin Corporation                                                  1,120,147             61
     24,300    Masco Corporation                                                              691,821             37
     12,500    Northrop Grumman Corporation                                                   973,375             53
     60,100    Tyco International, Ltd.                                                     2,030,779            110
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Industrials (continued)
     15,300    United Parcel Service, Inc. - Class "B"                                     $1,116,900            $61
     33,700    United Technologies Corporation                                              2,390,341            130
--------------------------------------------------------------------------------------------------------------------
                                                                                           21,694,086          1,176
--------------------------------------------------------------------------------------------------------------------
               Information Technology--16.7%
     11,600    Accenture, Ltd. - Class "A"                                                    497,524             27
     12,500    Analog Devices, Inc.                                                           470,500             25
      5,600  * Apple, Inc.                                                                    683,424             37
     27,900    Applied Materials, Inc.                                                        554,373             30
     10,000    Automatic Data Processing, Inc.                                                484,700             26
      2,500    Broadridge Financial Solutions, Inc.                                            47,800              3
     84,800  * Cisco Systems, Inc.                                                          2,361,680            128
     37,300  * Corning, Inc.                                                                  953,015             52
     60,800  * Dell, Inc.                                                                   1,735,840             94
     13,500  * eBay, Inc.                                                                     434,430             23
     74,300  * EMC Corporation                                                              1,344,830             73
     33,800    First Data Corporation                                                       1,104,246             60
     31,400    Hewlett-Packard Company                                                      1,401,068             76
    114,800    Intel Corporation                                                            2,727,648            148
     22,900    International Business Machines Corporation                                  2,410,225            131
     13,400    Maxim Integrated Products, Inc.                                                447,694             24
    180,600    Microsoft Corporation                                                        5,322,282            288
     51,900    Motorola, Inc.                                                                 918,630             50
     63,700    Nokia Corporation - Class "A" (ADR)                                          1,790,607             97
     65,700  * Oracle Corporation                                                           1,294,947             70
     16,400    QUALCOMM, Inc.                                                                 711,596             39
     39,300    Texas Instruments, Inc.                                                      1,478,859             80
     33,800    Western Union Company                                                          704,054             38
     19,700  * Xerox Corporation                                                              364,056             20
     19,700  * Yahoo!, Inc.                                                                   534,461             29
--------------------------------------------------------------------------------------------------------------------
                                                                                           30,778,489          1,668
--------------------------------------------------------------------------------------------------------------------
               Materials--2.6%
     19,400    Alcoa, Inc.                                                                    786,282             43
     14,010  * Cemex SA de CV (ADR)                                                           516,969             28
     32,100    Dow Chemical Company                                                         1,419,462             77
     18,100    DuPont (E.I.) de Nemours & Company                                             920,204             50
     23,800    International Paper Company                                                    929,390             50
      6,700    Newmont Mining Corporation                                                     261,702             14
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,834,009            262
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
  Shares or                                                                                                 For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--3.0%
     53,200    AT&T, Inc.                                                                  $2,207,800           $120
     74,222    Sprint Nextel Corporation                                                    1,537,138             83
     42,300    Verizon Communications, Inc.                                                 1,741,491             94
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,486,429            297
--------------------------------------------------------------------------------------------------------------------
               Utilities--.9%
     58,300    Duke Energy Corporation                                                      1,066,890             58
     10,300    FPL Group, Inc.                                                                584,422             32
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,651,312             90
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $117,749,073)                                          183,095,904          9,923
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--.6%
     $1,100M   American General Finance Corp., 5.29%, 7/11/07
                 (cost $1,098,221)                                                          1,098,221             59
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $118,847,294)                                  99.8%     184,194,125          9,982
Other Assets, Less Liabilities                                                    .2          325,722             18
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $184,519,847        $10,000
====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

  See notes to financial statements

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00     $1,023.26           $3.51
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,021.32           $3.51
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
By Sector

(BAR CHART DATA:)

Corporate Notes                                      45.2%
U.S. Government Agency Obligations                   31.7%
Floating Rate Notes                                  14.3%
Certificates of Deposit                               4.8%
Bankers' Acceptances                                  4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                Effective                      $10,000 of
     Amount    Security                                                        Yield+           Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE NOTES--43.9%
       $300M   Abbott Laboratories, 7/11/07 +                                   5.24%        $299,519           $463
        250M   Anheuser-Busch Cos., Inc., 8/16/07 +                             5.20          248,299            384
        250M   Brown-Forman Corp., 7/13/07 +                                    5.28          249,522            386
        250M   Chevron Funding Corp., 8/6/07                                    5.23          248,655            385
        300M   Coca Cola Co., 7/11/07 +                                         5.19          299,521            463
        300M   General Electric Capital Corp., 7/26/07                          5.22          298,858            462
        300M   Merrill Lynch & Co., Inc., 8/30/07                               5.22          297,336            460
        200M   Paccar Financial Corp., 7/17/07                                  5.18          199,507            308
        250M   Procter & Gamble Co., 9/7/07 +                                   5.21          247,495            383
        150M   Prudential Funding Corp., 7/5/07                                 5.20          149,891            232
        300M   Toyota Motor Credit Corp., 7/13/07                               5.22          299,431            463
--------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,838,034)                                            2,838,034          4,389
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--30.7%
               Fannie Mae:
        289M     7/15/07                                                        5.23          288,851            447
        275M     8/10/07                                                        5.15          273,383            423
        125M   Federal Farm Credit Bank, 12/3/07                                5.36          123,658            191
               Federal Home Loan Bank:
        250M     8/13/07                                                        5.25          249,447            386
        125M     8/24/07                                                        5.34          124,931            193
        100M     10/10/07                                                       5.35          100,223            155
        250M     12/17/07                                                       5.00          249,530            386
        180M     1/23/08                                                        5.31          179,950            278
        200M     1/28/08                                                        5.25          198,570            307
        200M   Freddie Mac, 9/10/07                                             5.15          197,941            306
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $1,986,484)                                                                           1,986,484          3,072
--------------------------------------------------------------------------------------------------------------------
               FLOATING RATE NOTES--13.8%
        100M   Advanced Packaging Corp., 10/1/36
                 (LOC; Fifth Third Bank)                                        5.35          100,000            155
        250M   Bank of New York, 11/19/07                                       5.31          249,989            386
        110M   Freddie Mac, 7/6/07                                              5.22          109,999            170
        135M   Genesys Medsports, LLC, 1/1/27
                 (LOC; Fifth Third Bank)                                        5.35          135,000            209
        300M   Wachovia Bank, NA, 11/30/07                                      5.31          300,050            464
--------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $895,038)                                            895,038          1,384
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                Effective                      $10,000 of
     Amount    Security                                                        Yield+           Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT--4.6%
       $300M   Citibank, NA, 8/16/07
                 (cost $300,000)                                                5.30%        $300,000           $464
--------------------------------------------------------------------------------------------------------------------
               BANKERS' ACCEPTANCES--3.9%
        250M   Bank of America, NA, 7/19/07
                 (cost $249,311)                                                5.18          249,311            385
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,268,867)++                       96.9%                  6,268,867          9,694
Other Assets, Less Liabilities                                        3.1                     198,037            306
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                          100.0%                 $6,466,904        $10,000
====================================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect on June 30, 2007.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.

   See notes to financial statements

Fund Expenses
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,102.55         $4.27
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.72         $4.11
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          24.3%
Information Technology                               15.9%
Consumer Discretionary                               11.8%
Financials                                           10.6%
Health Care                                           8.0%
Consumer Staples                                      7.0%
Utilities                                             6.1%
Materials                                             5.3%
Telecommunication Services                            5.1%
Energy                                                4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
DISCOVERY FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--98.5%
               Consumer Discretionary--11.8%
     73,900    Brunswick Corporation                                                       $2,411,357           $141
     51,200    Catalina Marketing Corporation                                               1,612,800             94
     91,700    Interactive Data Corporation                                                 2,455,726            143
    110,300    Jackson Hewitt Tax Service, Inc.                                             3,100,533            181
    126,200    Journal Communications, Inc.                                                 1,641,862             96
     98,200  * Rent-A-Center, Inc.                                                          2,575,786            150
    118,000    Tempur-Pedic International, Inc.                                             3,056,200            179
    417,800  * Visteon Corporation                                                          3,384,180            198
--------------------------------------------------------------------------------------------------------------------
                                                                                           20,238,444          1,182
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples--7.0%
     57,175    Church & Dwight Company, Inc.                                                2,770,701            162
     94,800    Flowers Foods, Inc.                                                          3,162,528            185
     69,200    Hormel Foods Corporation                                                     2,584,620            151
     29,600    Lancaster Colony Corporation                                                 1,239,944             72
     82,285    Tootsie Roll Industries, Inc.                                                2,280,117            133
--------------------------------------------------------------------------------------------------------------------
                                                                                           12,037,910            703
--------------------------------------------------------------------------------------------------------------------
               Energy--4.6%
     88,300  * Denbury Resources, Inc.                                                      3,311,250            193
    186,000  * Parker Drilling Company                                                      1,960,440            115
     63,000  * Whiting Petroleum Corporation                                                2,552,760            149
--------------------------------------------------------------------------------------------------------------------
                                                                                            7,824,450            457
--------------------------------------------------------------------------------------------------------------------
               Financials--10.6%
      8,262  * Alleghany Corporation                                                        3,358,503            196
     90,700    Arthur J. Gallagher & Company                                                2,528,716            148
    128,600    FirstMerit Corporation                                                       2,691,598            157
     80,200    Harleysville Group, Inc.                                                     2,675,472            156
     33,800    Midland Company                                                              1,586,572             93
    179,800    Phoenix Companies, Inc.                                                      2,698,798            157
     61,500    Wilmington Trust Corporation                                                 2,552,865            149
--------------------------------------------------------------------------------------------------------------------
                                                                                           18,092,524          1,056
--------------------------------------------------------------------------------------------------------------------
               Health Care--7.9%
     44,500    Hillenbrand Industries, Inc.                                                 2,892,500            169
     37,200  * Invitrogen Corporation                                                       2,743,500            160
     72,900  * Lincare Holdings, Inc.                                                       2,905,065            170
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Health Care (continued)
     54,800  * Magellan Health Services, Inc.                                              $2,546,556           $149
     52,800    West Pharmaceutical Services, Inc.                                           2,489,520            145
--------------------------------------------------------------------------------------------------------------------
                                                                                           13,577,141            793
--------------------------------------------------------------------------------------------------------------------
               Industrials--24.3%
     49,100    Alexander & Baldwin, Inc.                                                    2,607,701            152
     71,300    Carlisle Companies, Inc.                                                     3,316,163            194
     93,700    CLARCOR, Inc.                                                                3,507,191            205
     71,900    Curtiss-Wright Corporation                                                   3,351,259            196
     56,300    Deluxe Corporation                                                           2,286,343            133
     58,100    HNI Corporation                                                              2,382,100            139
     72,200  * Kansas City Southern, Inc.                                                   2,710,388            158
    148,200  * Labor Ready, Inc.                                                            3,424,902            200
    172,900    Mueller Water Products, Inc. - Class "B"                                     2,593,500            151
     54,000  * NCI Building Systems, Inc.                                                   2,663,820            156
     92,100    Pentair, Inc.                                                                3,552,297            207
     60,900    Robbins & Myers, Inc.                                                        3,235,617            189
     46,600    United Industrial Corporation                                                2,795,068            163
     58,600    Woodward Governor Company                                                    3,145,062            184
--------------------------------------------------------------------------------------------------------------------
                                                                                           41,571,411          2,427
--------------------------------------------------------------------------------------------------------------------
               Information Technology--15.8%
     68,400  * Avnet, Inc.                                                                  2,711,376            158
    166,900    AVX Corporation                                                              2,793,906            163
     78,500  * Cabot Microelectronics Corporation                                           2,785,965            163
     39,400  * CDW Corporation                                                              3,347,818            195
    114,200  * Checkpoint Systems, Inc.                                                     2,883,550            168
    118,100  * Convergys Corporation                                                        2,862,744            167
     96,400    MoneyGram International, Inc.                                                2,694,380            157
     49,900  * Rogers Corporation                                                           1,846,300            108
    173,400  * Tyler Technologies, Inc.                                                     2,151,894            126
     76,875  * Varian Semiconductor Equipment Associates, Inc.                              3,079,613            180
--------------------------------------------------------------------------------------------------------------------
                                                                                           27,157,546          1,585
--------------------------------------------------------------------------------------------------------------------
               Materials--5.3%
     85,800    AptarGroup, Inc.                                                             3,051,048            178
     80,500    Commercial Metals Company                                                    2,718,485            159
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
  Shares or                                                                                                 For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Materials (continued)
     63,400    Eagle Materials, Inc.                                                       $3,109,770           $182
      3,500    Neenah Paper, Inc.                                                             144,410              8
--------------------------------------------------------------------------------------------------------------------
                                                                                            9,023,713            527
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--5.1%
    150,200  * Premiere Global Services, Inc.                                               1,955,604            114
     57,875    Telephone & Data Systems, Inc. - Special Shares                              3,330,706            195
    126,900    USA Mobility, Inc.                                                           3,395,844            198
--------------------------------------------------------------------------------------------------------------------
                                                                                            8,682,154            507
               Utilities--6.1%
    140,500    CMS Energy Corporation                                                       2,416,600            141
    329,700  * Dynegy, Inc. - Class "A"                                                     3,112,368            182
     94,000    Energy East Corporation                                                      2,452,460            143
     91,300    Portland General Electric Company                                            2,505,272            146
--------------------------------------------------------------------------------------------------------------------
                                                                                           10,486,700            612
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $134,605,695)                                          168,691,993          9,849
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--1.3%
     $2,300M   Citigroup Funding, Inc., 5.13%, 7/2/07
                 (cost $2,299,344)                                                          2,299,344            134
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $136,905,039)                                  99.8%     170,991,337          9,983
Other Assets, Less Liabilities                                                    .2          287,731             17
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $171,279,068        $10,000
====================================================================================================================


* Non-income producing

  See notes to financial statements

Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,010.50         $3.99
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.82         $4.01
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
By Sector

(BAR CHART DATA:)

Government National Mortgage Association             53.0%
Fannie Mae                                           16.5%
U.S. Government Agency Obligations                   10.1%
Freddie Mac                                           9.1%
U.S. Government Obligations                           4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
GOVERNMENT FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--78.1%
               Fannie Mae--16.4%
       $625M   5%, 1/1/2035-7/1/2035                                                         $587,796           $300
      1,073M   5.5%, 10/1/2032-7/1/2034                                                     1,039,689            530
        504M   6%, 2/1/2036                                                                   499,453            255
        119M   7%, 5/1/2031                                                                   124,693             64
        530M   9%, 6/1/2015-11/1/2026                                                         571,729            291
        351M   11%, 10/1/2015                                                                 393,369            200
--------------------------------------------------------------------------------------------------------------------
                                                                                            3,216,729          1,640
--------------------------------------------------------------------------------------------------------------------
               Freddie Mac--9.0%
      1,465M   6%, 8/1/2032-10/1/2035                                                       1,456,649            743
        307M   6.5%, 7/1/2032-12/1/2032                                                       313,155            159
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,769,804            902
--------------------------------------------------------------------------------------------------------------------
               Government National Mortgage
               Association I Program--52.7%
      1,905M   5%, 3/15/2033-1/15/2037                                                      1,806,015            921
      3,720M   5.5%, 2/15/2033-5/15/2037                                                    3,615,959          1,844
      2,485M   6%, 11/15/2032-5/15/2036                                                     2,478,347          1,264
        982M   6.5%, 7/15/2032-8/15/2036                                                    1,005,266            513
      1,193M   7%, 1/15/2030-10/15/2032                                                     1,253,802            639
        154M   10%, 5/15/2019-8/15/2019                                                       174,465             89
--------------------------------------------------------------------------------------------------------------------
                                                                                           10,333,854          5,270
--------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,720,867)                             15,320,387          7,812
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--10.0%
      1,000M   Federal Farm Credit Bank, 5.5%, 2015                                           980,075            500
      1,000M   Federal Home Loan Bank, 5%, 2012                                               981,971            500
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,982,574)                         1,962,046          1,000
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--4.6%
        848M   FDA Queens LP, 6.99%, 2017 (cost $963,890)+                                    900,308            459
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--6.6%
               U.S. Treasury Bills:
       $900M   4.18%, 7/19/07                                                                $898,013           $458
        400M   4.3%, 7/19/07                                                                  399,091            203
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $1,297,104)                                                                         1,297,104            661
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,964,435)                                   99.3%      19,479,845          9,932
Other Assets, Less Liabilities                                                    .7          132,561             68
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%     $19,612,406        $10,000
====================================================================================================================


+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (See Note 5).

  See notes to financial statements

Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,091.61         $4.20
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.77         $4.06
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          19.6%
Consumer Discretionary                               17.5%
Information Technology                               15.6%
Financials                                           15.4%
Health Care                                          10.2%
Energy                                                8.5%
Consumer Staples                                      6.7%
Materials                                             5.4%
Telecommunication Services                            0.8%
Utilities                                             0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.7%
               Consumer Discretionary--17.4%
     90,000    bebe stores, inc.                                                           $1,440,900            $51
     16,300    Brown Shoe Company, Inc.                                                       396,416             14
     55,800  * Carter's, Inc.                                                               1,447,452             51
     65,000    CBS Corporation - Class "B"                                                  2,165,800             76
     39,000  * CEC Entertainment, Inc.                                                      1,372,800             48
     12,300  * Cinemark Holdings, Inc.                                                        220,047              8
     64,600    Clear Channel Communications, Inc.                                           2,443,172             86
     66,200  * Cost Plus, Inc.                                                                561,376             20
     95,000    Dollar General Corporation                                                   2,082,400             73
     10,900    Dow Jones & Company, Inc.                                                      626,205             22
     82,800  * Eddie Bauer Holdings, Inc.                                                   1,063,980             37
     66,900    Foot Locker, Inc.                                                            1,458,420             51
     82,000    H&R Block, Inc.                                                              1,916,340             67
     72,000    Home Depot, Inc.                                                             2,833,200            100
     18,100    J.C. Penney Company, Inc.                                                    1,310,078             46
     16,700    Jones Apparel Group, Inc.                                                      471,775             17
     48,900    Journal Register Company                                                       219,072              8
     38,600    Kenneth Cole Productions, Inc. - Class "A"                                     953,420             34
     52,000    Leggett & Platt, Inc.                                                        1,146,600             40
     65,800  * Lincoln Educational Services Corporation                                       977,788             34
     69,400    McDonald's Corporation                                                       3,522,744            124
     95,800  * Morgans Hotel Group Company                                                  2,335,604             82
     74,800    Movado Group, Inc.                                                           2,523,752             89
     74,500    Newell Rubbermaid, Inc.                                                      2,192,535             77
     56,200    Orient-Express Hotels, Ltd.                                                  3,001,080            106
     93,000  * Quiksilver, Inc.                                                             1,314,090             46
     22,400    Sherwin-Williams Company                                                     1,488,928             52
     57,400    Staples, Inc.                                                                1,362,102             48
     32,800  * Steiner Leisure Ltd.                                                         1,611,136             57
     36,950  * Viacom, Inc. - Class "B"                                                     1,538,229             54
    165,000    Westwood One, Inc.                                                           1,186,350             42
     63,200  * Wyndham Worldwide Corporation                                                2,291,632             81
--------------------------------------------------------------------------------------------------------------------
                                                                                           49,475,423          1,741
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples--6.7%
     53,100    Altria Group, Inc.                                                           3,724,434            131
     44,200    Avon Products, Inc.                                                          1,624,350             57
     23,300  * Chattem, Inc.                                                                1,476,754             52
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
     20,100    Coca-Cola Company                                                           $1,051,431            $37
     73,100    CVS Corporation                                                              2,664,495             94
     36,746    Kraft Foods, Inc. - Class "A"                                                1,295,297             45
    138,900    Nu Skin Enterprises, Inc. - Class "A"                                        2,291,850             81
     16,500    PepsiCo, Inc.                                                                1,070,025             38
     25,400    Procter & Gamble Company                                                     1,554,226             55
      3,475    Tootsie Roll Industries, Inc.                                                   96,292              3
     30,000    Wal-Mart Stores, Inc.                                                        1,443,300             51
     20,400    WD-40 Company                                                                  670,548             24
--------------------------------------------------------------------------------------------------------------------
                                                                                           18,963,002            668
--------------------------------------------------------------------------------------------------------------------
               Energy--8.5%
     63,400  * Cal Dive International, Inc.                                                 1,054,342             37
     17,400    Chesapeake Energy Corporation                                                  602,040             21
     29,000    ConocoPhillips                                                               2,276,500             80
     39,700    ExxonMobil Corporation                                                       3,330,036            117
     10,000  * National-Oilwell Varco, Inc.                                                 1,042,400             37
     27,000    Noble Corporation                                                            2,633,040             93
     25,000  * North American Energy Partners, Inc.                                           506,500             18
     42,800    Sasol, Ltd. (ADR)                                                            1,606,712             57
     20,000    Schlumberger, Ltd.                                                           1,698,800             60
     50,000    Suncor Energy, Inc.                                                          4,496,000            158
     23,500  * Swift Energy Company                                                         1,004,860             35
     19,900    World Fuel Services Corporation                                                836,994             29
     50,000    XTO Energy, Inc.                                                             3,005,000            106
--------------------------------------------------------------------------------------------------------------------
                                                                                           24,093,224            848
--------------------------------------------------------------------------------------------------------------------
               Financials--15.4%
     17,500    American Express Company                                                     1,070,650             38
     35,774    American International Group, Inc.                                           2,505,253             88
     43,100    Astoria Financial Corporation                                                1,079,224             38
     49,000    Bank of America Corporation                                                  2,395,610             84
     50,500    Brookline Bancorp, Inc.                                                        581,255             21
     18,700    Capital One Financial Corporation                                            1,466,828             52
     44,000    Citigroup, Inc.                                                              2,256,760             79
     67,400    Colonial BancGroup, Inc.                                                     1,682,978             59
     81,200  * First Mercury Financial Corporation                                          1,702,764             60
     13,000  * Flagstone Reinsurance Holdings, Ltd.                                           173,160              6
     16,400    Hartford Financial Services Group, Inc.                                      1,615,564             57
     60,000    JPMorgan Chase & Company                                                     2,907,000            102
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Financials (continued)
     21,500    Lehman Brothers Holdings, Inc.                                              $1,602,180            $56
     22,300    Merrill Lynch & Company, Inc.                                                1,863,834             66
     24,800    Morgan Stanley                                                               2,080,224             73
     63,300  * NASDAQ Stock Market, Inc.                                                    1,880,643             66
     89,800    NewAlliance Bancshares, Inc.                                                 1,321,856             47
     43,300    South Financial Group, Inc.                                                    980,312             35
     71,800    Sovereign Bancorp, Inc.                                                      1,517,852             53
     49,500    Sunstone Hotel Investors, Inc.                                               1,405,305             50
     24,600    SunTrust Banks, Inc.                                                         2,109,204             74
     65,000    U.S. Bancorp                                                                 2,141,750             75
     65,400    U.S.B. Holding Company, Inc.                                                 1,246,524             44
     34,000    Wachovia Corporation                                                         1,742,500             61
     42,500    Washington Mutual, Inc.                                                      1,812,200             64
     19,900    Webster Financial Corporation                                                  849,133             30
     46,400    Wells Fargo & Company                                                        1,631,888             57
--------------------------------------------------------------------------------------------------------------------
                                                                                           43,622,451          1,535
--------------------------------------------------------------------------------------------------------------------
               Health Care--10.2%
     53,900    Abbott Laboratories                                                          2,886,345            102
     39,300  * Amgen, Inc.                                                                  2,172,897             77
      7,600    Baxter International, Inc.                                                     428,184             15
     36,200    Biomet, Inc.                                                                 1,655,064             58
     33,700  * Boston Scientific Corporation                                                  516,958             18
      1,000  * Insulet Corporation                                                             14,200              1
     51,300    Johnson & Johnson                                                            3,161,106            111
     16,800  * Laboratory Corporation of America Holdings                                   1,314,768             46
     24,300    Medtronic, Inc.                                                              1,260,198             44
     27,000    Merck & Company, Inc.                                                        1,344,600             47
    141,500    Pfizer, Inc.                                                                 3,618,155            127
     47,000    Sanofi-Aventis (ADR)                                                         1,892,690             67
     42,400  * St. Jude Medical, Inc.                                                       1,759,176             62
     26,900  * Triad Hospitals, Inc.                                                        1,446,144             51
     29,500  * TriZetto Group, Inc.                                                           571,120             20
     18,500    UnitedHealth Group, Inc.                                                       946,090             33
     11,700  * Waters Corporation                                                             694,512             25
     57,500    Wyeth                                                                        3,297,050            116
--------------------------------------------------------------------------------------------------------------------
                                                                                           28,979,257          1,020
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Industrials--19.5%
     52,700    3M Company                                                                  $4,573,833           $161
     28,500    Alexander & Baldwin, Inc.                                                    1,513,635             53
    117,400  * Altra Holdings, Inc.                                                         2,028,672             71
     40,100  * Armstrong World Industries, Inc.                                             2,011,015             71
     70,400    Barnes Group, Inc.                                                           2,230,272             79
     32,100  * BE Aerospace, Inc.                                                           1,325,730             47
     27,000    Burlington Northern Santa Fe Corporation                                     2,298,780             81
     33,100    Caterpillar, Inc.                                                            2,591,730             91
     46,000  * Gardner Denver, Inc.                                                         1,957,300             69
    130,000    General Electric Company                                                     4,976,400            175
     13,700  * Genlyte Group, Inc.                                                          1,075,998             38
     49,100    Harsco Corporation                                                           2,553,200             90
     40,000    Honeywell International, Inc.                                                2,251,200             79
     13,700    Hubbell, Inc. - Class "B"                                                      742,814             26
     40,500    Illinois Tool Works, Inc.                                                    2,194,695             77
     91,500    Knoll, Inc.                                                                  2,049,600             72
     20,700    Lockheed Martin Corporation                                                  1,948,491             69
     16,500  * Mobile Mini, Inc.                                                              481,800             17
     47,700  * Navigant Consulting, Inc.                                                      885,312             31
     30,300    Northrop Grumman Corporation                                                 2,359,461             83
     50,900  * PGT, Inc.                                                                      556,337             20
     34,500    Precision Castparts Corporation                                              4,186,920            147
     16,900    Steelcase, Inc. - Class "A"                                                    312,650             11
     71,400    TAL International Group, Inc.                                                2,121,294             75
     65,700    Tyco International, Ltd.                                                     2,220,003             78
     57,400    United Technologies Corporation                                              4,071,382            143
--------------------------------------------------------------------------------------------------------------------
                                                                                           55,518,524          1,954
--------------------------------------------------------------------------------------------------------------------
               Information Technology--15.5%
     60,700  * Arris Group, Inc.                                                            1,067,713             38
     10,000  * CACI International, Inc. - Class "A"                                           488,500             17
    133,800  * Cisco Systems, Inc.                                                          3,726,330            131
     30,000  * Corning, Inc.                                                                  766,500             27
     48,386  * Electronics for Imaging, Inc.                                                1,365,453             48
    121,100  * EMC Corporation                                                              2,191,910             77
     85,000  * Entrust, Inc.                                                                  345,100             12
     40,000    First Data Corporation                                                       1,306,800             46
     50,500    Harris Corporation                                                           2,754,775             97
     55,600    Hewlett-Packard Company                                                      2,480,872             87
     61,900    Intel Corporation                                                            1,470,744             52
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Information Technology (continued)
     39,000    International Business Machines Corporation                                 $4,104,750           $144
     10,600  * International Rectifier Corporation                                            394,956             14
    128,100    Microsoft Corporation                                                        3,775,107            133
     92,700    Motorola, Inc.                                                               1,640,790             58
     65,800  * NCI, Inc. - Class "A"                                                        1,103,466             39
     25,000    Nokia Corporation - Class "A" (ADR)                                            702,750             25
     61,500    Openwave Systems, Inc.                                                         384,990             14
     93,986  * Parametric Technology Corporation                                            2,031,037             72
     45,500    QUALCOMM, Inc.                                                               1,974,245             70
    172,400  * Silicon Image, Inc.                                                          1,479,192             52
    122,600  * Smart Modular Technologies (WWH), Inc.                                       1,686,976             59
      1,000  * Starent Networks Corporation                                                    14,700              1
     67,900  * Symantec Corporation                                                         1,371,580             48
    130,000  * TIBCO Software, Inc.                                                         1,176,500             41
     48,300  * Varian Semiconductor Equipment Associates, Inc.                              1,934,898             68
     40,200    Western Union Company                                                          837,366             29
     56,500    Xilinx, Inc.                                                                 1,512,505             53
--------------------------------------------------------------------------------------------------------------------
                                                                                           44,090,505          1,552
--------------------------------------------------------------------------------------------------------------------
               Materials--5.4%
     64,700    Celanese Corporation - Series "A"                                            2,509,066             88
     21,200    Dow Chemical Company                                                           937,464             33
     26,500    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                             2,194,730             77
     42,200    Lubrizol Corporation                                                         2,724,010             96
     14,800    PPG Industries, Inc.                                                         1,126,428             40
     21,600    Praxair, Inc.                                                                1,554,984             55
     65,000    RPM International, Inc.                                                      1,502,150             53
     16,700    Scotts Miracle-Gro Company - Class "A"                                         717,098             25
     35,000    Temple-Inland, Inc.                                                          2,153,550             76
--------------------------------------------------------------------------------------------------------------------
                                                                                           15,419,480            543
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.8%
     56,400    AT&T, Inc.                                                                  $2,340,600            $82
--------------------------------------------------------------------------------------------------------------------
               Utilities--.3%
     25,000    Atmos Energy Corporation                                                       751,500             27
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $231,910,051)                                99.7%     283,253,966          9,970
Other Assets, Less Liabilities                                                    .3          847,847             30
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $284,101,813        $10,000
====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

  See notes to financial statements

Fund Expenses
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,037.14         $4.24
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.62         $4.21
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Staples                                     29.5%
Consumer Discretionary                               20.9%
Energy                                               13.4%
Materials                                             8.1%
Health Care                                           7.8%
Industrials                                           6.0%
Information Technology                                4.1%
Financials                                            3.9%
Telecommunication Services                            2.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
HIGH YIELD FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--90.7%
               Aerospace/Defense--3.1%
       $550M   Alliant Techsystems, Inc., 6.75%, 2016 +                                      $536,250            $78
        600M   DRS Technologies, Inc., 6.875%, 2013                                           585,000             85
        374M   DynCorp International, LLC, 9.5%, 2013                                         399,712             58
        190M   GenCorp, Inc., 9.5%, 2013                                                      204,250             29
        400M   L-3 Communications Corp., 7.625%, 2012                                         411,500             60
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,136,712            310
--------------------------------------------------------------------------------------------------------------------
               Automotive--7.0%
        200M   Accuride Corp., 8.5%, 2015                                                     198,500             29
               Asbury Automotive Group, Inc.:
        600M     8%, 2014                                                                     609,000             88
        175M     7.625%, 2017 +                                                               173,250             25
        500M   Avis Budget Car Rental, LLC, 7.75%, 2016                                       512,500             74
        750M   Cooper Standard Automotive, Inc., 8.375%, 2014                                 703,125            102
        575M   Dana Corp., 9%, 2011 ++                                                        598,000             87
         13M   Goodyear Tire & Rubber Co., 9%, 2015                                            14,426              2
        750M   Tenneco Automotive, Inc., 8.625%, 2014                                         776,250            113
        800M   United Auto Group, Inc., 7.75%, 2016                                           800,000            116
        400M   United Components, Inc., 9.375%, 2013                                          415,000             60
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,800,051            696
--------------------------------------------------------------------------------------------------------------------
               Chemicals--5.2%
               Equistar Chemicals LP:
         12M     10.125%, 2008                                                                 12,881              2
        350M     10.625%, 2011                                                                370,125             54
         50M   Huntsman International, LLC, 7.375%, 2015                                       52,750              8
               Huntsman, LLC:
        183M     11.625%, 2010                                                                197,182             29
        319M     11.5%, 2012                                                                  355,685             52
        700M   Innophos, Inc., 8.875%, 2014                                                   728,000            105
        400M   Nell AF S.a.r.l., 8.375%, 2015 +                                               385,000             56
        550M   Newmarket Corp., 7.125%, 2016                                                  534,875             77
        500M   Terra Capital, Inc., 7%, 2017                                                  485,000             70
        450M   Tronox Worldwide, LLC, 9.5%, 2012                                              471,375             68
--------------------------------------------------------------------------------------------------------------------
                                                                                            3,592,873            521
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--1.8%
       $200M   Broder Brothers Co., 11.25%, 2010                                             $198,250            $29
        500M   GFSI, Inc., 11.5%, 2011 +***                                                   517,500             75
        400M   Levi Strauss & Co., 9.75%, 2015                                                430,000             62
        100M   Remington Arms Co., 10.5%, 2011                                                101,875             15
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,247,625            181
--------------------------------------------------------------------------------------------------------------------
               Energy--13.1%
        600M   Basic Energy Services, Inc., 7.125%, 2016                                      576,000             84
        700M   Bluewater Finance, Ltd., 10.25%, 2012                                          733,250            106
        100M   Calfrac Holdings, 7.75%, 2015 +                                                 96,250             14
               Chesapeake Energy Corp.:
        200M     7.5%, 2014                                                                   203,500             30
      1,000M     6.625%, 2016                                                                 967,500            140
        500M   Compagnie Generale de Geophysique, 7.5%, 2015                                  502,500             73
        500M   Complete Production Services, Inc., 8%, 2016 +                                 507,500             74
      1,000M   Delta Petroleum Corp., 7%, 2015                                                872,500            127
               Giant Industries, Inc.:
        650M     11%, 2012                                                                    685,750             99
        450M     8%, 2014                                                                     487,035             71
        150M   Hilcorp Energy I, LP, 9%, 2016 +                                               156,000             23
        400M   Pacific Energy Partners LP, 7.125%, 2014                                       414,276             60
               Petroplus Finance, Ltd.:
        100M     6.75%, 2014 +                                                                 96,750             14
        100M     7%, 2017 +                                                                    96,750             14
               POGO Producing Co.:
         50M     7.875%, 2013                                                                  51,250              7
        750M     6.875%, 2017                                                                 748,125            108
        400M   Stallion Oilfield Services, Ltd., 9.75%, 2015 +                                410,000             59
        300M   Stewart & Stevenson, LLC, 10%, 2014 +                                          315,000             46
               Stone Energy Corp.:
        600M     8.106%, 2010 +***                                                            603,000             87
        100M     6.75%, 2014                                                                   92,500             13
        400M   Tesoro Corp., 6.25%, 2012                                                      399,000             58
--------------------------------------------------------------------------------------------------------------------
                                                                                            9,014,436          1,307
--------------------------------------------------------------------------------------------------------------------
               Financials--.7%
        500M   General Motors Acceptance Corp., 6.75%, 2014                                   479,510             70
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Financial Services--2.4%
     $1,682M   Targeted Return Index Securities Trust,
                 7.548%, 2016 +                                                            $1,655,860           $240
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--2.5%
      1,000M   Constellation Brands, Inc. , 7.25%, 2016                                       980,000            142
               Land O'Lakes, Inc.:
        200M     9%, 2010                                                                     211,000             31
         33M     8.75%, 2011                                                                   34,238              5
        200M   Pierre Foods, Inc., 9.875%, 2012                                               204,000             30
        250M   Southern States Cooperative, Inc., 10.5%, 2010 +                               265,000             38
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,694,238            246
--------------------------------------------------------------------------------------------------------------------
               Food/Drug--1.1%
        750M   Ingles Markets, Inc., 8.875%, 2011                                             780,938            113
--------------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--1.8%
        250M   Jefferson Smurfit Corp., 8.25%, 2012                                           249,375             36
        250M   Packaging Dynamics Finance Corp., 10%, 2016 +                                  252,500             37
        370M   Tekni-Plex, Inc., 8.75%, 2013                                                  368,150             53
        375M   Verso Paper Holdings, LLC, 9.106%, 2014 +***                                   384,375             56
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,254,400            182
--------------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--7.1%
        500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                 525,625             76
        250M   Herbst Gaming, Inc., 8.125%, 2012                                              253,750             37
        500M   Isle of Capri Casinos, Inc., 7%, 2014                                          475,625             69
        600M   Mandalay Resort Group, 6.375%, 2011                                            604,500             88
        800M   MGM Mirage, Inc., 6.625%, 2015                                                 731,000            106
        500M   Park Place Entertainment Corp., 7%, 2013                                       524,372             76
        200M   Pinnacle Entertainment, Inc., 7.5%, 2015 +                                     194,000             28
      1,000M   Speedway Motorsports, Inc., 6.75%, 2013                                        980,000            142
        500M   Station Casinos, Inc., 6.875%, 2016                                            443,750             64
        200M   Wimar Opco, LLC, (Tropicana Entertainment),
                 9.625%, 2014 +                                                               193,500             28
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,926,122            714
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Health Care--7.6%
       $260M   Alliance Imaging, Inc., 7.25%, 2012                                           $253,500            $37
        500M   Cooper Companies, Inc., 7.125%, 2015 +                                         497,500             72
        500M   DaVita, Inc., 7.25%, 2015                                                      496,250             72
        400M   Fisher Scientific International, Inc., 6.125%, 2015                            393,375             57
        600M   Genesis Health Ventures, Inc., 9.75%, 2008 ++**                                    375             --
               HCA, Inc.:
        500M     6.95%, 2012                                                                  482,500             70
        200M     6.75%, 2013                                                                  182,500             26
        140M   MedQuest, Inc., 11.875%, 2012                                                  113,400             16
      1,000M   Omnicare, Inc., 6.875%, 2015                                                   955,000            139
        343M   Res-Care, Inc., 7.75%, 2013                                                    353,290             51
               Tenet Healthcare Corp.:
        600M     6.375%, 2011                                                                 551,250             80
        250M     9.25%, 2015                                                                  238,750             35
        620M   Triad Hospitals, Inc., 7%, 2013                                                652,767             95
        100M   Universal Hospital Services, Inc., 8.759%, 2015 +***                           100,500             14
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,270,957            764
--------------------------------------------------------------------------------------------------------------------
               Housing--4.0%
        500M   Beazer Homes USA, Inc., 6.875%, 2015                                           432,500             63
        700M   Builders FirstSource, Inc., 9.61%, 2012***                                     712,250            103
        100M   NTK Holdings, Inc., 0% - 10.75%, 2014#                                          73,000             11
        500M   Ply Gem Industries, Inc., 9%, 2012                                             451,875             66
        400M   Realogy Corp., 12.375%, 2015 +                                                 366,000             53
               William Lyon Homes, Inc.:
        500M     7.625%, 2012                                                                 430,000             62
        300M     10.75%, 2013                                                                 283,500             41
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,749,125            399
--------------------------------------------------------------------------------------------------------------------
               Information Technology--4.0%
        850M   Belden CDT, Inc., 7%, 2017 +                                                   841,500            122
        350M   Exodus Communications, Inc., 10.75%, 2009 ++**                                     219             --
               Freescale Semiconductor, Inc.:
        600M     9.125%, 2014 +                                                               567,000             82
        100M     10.125%, 2016 +                                                               94,500             14
      1,000M   Iron Mountain, Inc., 8.25%, 2011                                             1,000,000            145
               Sanmina - SCI Corp.:
        100M     8.11%, 2014 +***                                                             100,500             15
        150M     8.125%, 2016                                                                 140,250             20
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,743,969            398
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Investment/Finance Companies--.8%
       $500M   LaBranche & Co., Inc., 11%, 2012                                              $532,500            $77
--------------------------------------------------------------------------------------------------------------------
               Manufacturing--.3%
        200M   Case New Holland, Inc., 7.125%, 2014                                           203,500             30
--------------------------------------------------------------------------------------------------------------------
               Media-Broadcasting--3.3%
      1,250M   Block Communications, Inc., 8.25%, 2015 +                                    1,268,750            184
         50M   Nexstar Finance, Inc., 7%, 2014                                                 49,750              7
        159M   Sinclair Broadcasting Group, Inc., 8%, 2012                                    163,335             24
               Young Broadcasting, Inc.:
        340M     10%, 2011                                                                    340,000             49
        500M     8.75%, 2014                                                                  475,000             69
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,296,835            333
--------------------------------------------------------------------------------------------------------------------
               Media-Cable TV--7.9%
        900M   Adelphia Communications Escrow Bond, 2011 ++                                   294,750             43
        715M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                  725,725            105
        400M   Cablevision Systems Corp., 8%, 2012                                            397,000             58
               Charter Communications Holdings, LLC:
      1,500M     10%, 2009                                                                  1,539,375            223
        250M     0% - 11.75%, 2011#                                                           256,250             37
        250M   CSC Holdings, Inc., 8.125%, 2009                                               255,625             37
      1,000M   Echostar DBS Corp., 6.375%, 2011                                               982,500            143
      1,000M   Mediacom LLC/Mediacom Capital Corp.,
                 7.875%, 2011                                                               1,000,000            145
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,451,225            791
--------------------------------------------------------------------------------------------------------------------
               Media-Diversified--3.9%
        500M   Cenveo, Inc., 7.875%, 2013                                                     492,500             71
        100M   Deluxe Corp., 7.375%, 2015 +                                                   100,000             15
        600M   Idearc, Inc., 8%, 2016                                                         609,000             88
               MediaNews Group, Inc.:
        300M     6.875%, 2013                                                                 259,500             38
        350M     6.375%, 2014                                                                 293,125             43
               Six Flags, Inc.:
        350M     8.875%, 2010                                                                 347,375             50
        150M     9.625%, 2014                                                                 139,875             20
        400M   Universal City Development Partners, Ltd.,
                 11.75%, 2010                                                                 425,000             62
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,666,375            387
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Metals/Mining--.9%
       $200M   Metals USA, Inc., 11.125%, 2015                                               $219,000            $32
        450M   Russell Metals, Inc., 6.375%, 2014                                             434,250             63
--------------------------------------------------------------------------------------------------------------------
                                                                                              653,250             95
--------------------------------------------------------------------------------------------------------------------
               Retail-General Merchandise--4.7%
        500M   Claire's Stores, Inc., 9.625%, 2015, PIK                                       465,000             67
      1,000M   Gregg Appliances, Inc., 9%, 2013                                             1,070,000            155
               GSC Holdings Corp.:
        200M     9.224%, 2011***                                                              205,860             30
        200M     8%, 2012                                                                     210,000             31
        700M   Neiman Marcus Group, Inc., 10.375%, 2015                                       773,500            112
        500M   Yankee Acquisition Corp., 9.75%, 2017                                          486,250             71
--------------------------------------------------------------------------------------------------------------------
                                                                                            3,210,610            466
--------------------------------------------------------------------------------------------------------------------
               Services--5.5%
               Allied Waste NA, Inc.:
        200M     7.875%, 2013                                                                 203,250             29
        700M     7.375%, 2014                                                                 694,750            101
        600M     6.875%, 2017                                                                 583,500             85
        250M   Ashtead Capital, Inc., 9%, 2016 +                                              263,125             38
        220M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +                             227,700             33
               United Rentals, Inc.:
        300M     6.5%, 2012                                                                   296,250             43
        500M     7%, 2014                                                                     490,000             71
      1,000M   Waste Services, Inc., 9.5%, 2014                                             1,056,250            153
--------------------------------------------------------------------------------------------------------------------
                                                                                            3,814,825            553
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        950M   E. Spire Communications, Inc., 13%, 2010 ++**                                       95             --
--------------------------------------------------------------------------------------------------------------------
               Wireless Communications--2.0%
        800M   Nextel Communications, Inc., 5.95%, 2014                                       762,993            111
        600M   Rogers Wireless, Inc., 6.375%, 2014                                            607,221             88
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,370,214            199
--------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,264,874)                                          62,546,245          9,072
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--3.1%
               Consumer Staples--.7%
     32,500    Sinclair Broadcasting Group, Inc.                                             $462,150            $67
--------------------------------------------------------------------------------------------------------------------
               Food/Drug--.3%
      6,400    Ingles Markets, Inc.                                                           220,480             32
--------------------------------------------------------------------------------------------------------------------
               Media-Broadcasting--.7%
     12,000    Clear Channel Communications, Inc.                                             453,840             66
--------------------------------------------------------------------------------------------------------------------
               Media-Cable TV--1.1%
    898,613  * Adelphia Recovery Trust                                                         92,108             13
     16,740  * Time Warner Cable, Inc. - Class "A"                                            655,706             95
--------------------------------------------------------------------------------------------------------------------
                                                                                              747,814            108
--------------------------------------------------------------------------------------------------------------------
               Media-Diversified--.3%
      1,000  * MediaNews Group, Inc. - Class "A"**                                            225,000             33
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        690  * Viatel Holding (Bermuda), Ltd.**                                                     8             --
      4,399  * World Access, Inc.                                                                   4             --
--------------------------------------------------------------------------------------------------------------------
                                                                                                   12             --
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,638,580)                                              2,109,296            306
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--1.5%
     $1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                         $1,001,641           $145
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--2.7%
        350M   Chevron Funding Corp., 5.23%, 7/16/07                                          349,185             51
        250M   General Electric Capital Corp., 5.25%, 7/16/07                                 249,416             36
      1,300M   Toyota Motor Credit Corp., 5.24%, 7/6/07                                     1,298,863            188
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,897,464)                                 1,897,464            275
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,893,887)                                   98.0%      67,554,646          9,798
Other Assets, Less Liabilities                                                   2.0        1,392,806            202
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%     $68,947,452        $10,000
====================================================================================================================


  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures.

    The interest rates shown are the rates in effect on June 30, 2007.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

    See notes to financial statements

Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,102.63         $4.59
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.43         $4.41
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United Kingdom                                       22.4%
Switzerland                                          13.6%
India                                                 9.8%
Spain                                                 9.0%
Japan                                                 6.7%
Australia                                             5.8%
Mexico                                                5.3%
Ireland                                               4.8%
Belguim                                               4.1%
France                                                3.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
INTERNATIONAL FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--91.3%
               United Kingdom--22.0%
    240,973    British American Tobacco PLC                                                $8,209,385           $577
    192,597    Diageo PLC                                                                   4,007,124            282
     85,910    Imperial Tobacco Group PLC                                                   3,976,453            280
     55,671    Reckitt Benckiser PLC                                                        3,054,857            215
    158,200    Rolls-Royce Group PLC                                                        1,709,215            120
    258,125    Royal Bank of Scotland Group PLC                                             3,278,222            230
     88,700    SABMiller PLC                                                                2,253,003            158
    575,882    Tesco PLC                                                                    4,835,412            340
--------------------------------------------------------------------------------------------------------------------
                                                                                           31,323,671          2,202
--------------------------------------------------------------------------------------------------------------------
               Switzerland--13.0%
      5,362    EFG International - Registered                                                 246,750             17
     41,279    Kuehne & Nagel International AG - Registered                                 3,799,177            267
        397    Lindt & Spruengli AG                                                         1,078,340             76
      9,375    Nestle SA - Registered                                                       3,564,581            251
      3,500    Novartis AG - Registered                                                       197,046             14
     71,500    Novartis AG (ADR)                                                            4,009,005            282
     31,560    Roche Holding AG - Genusscheine                                              5,598,192            393
--------------------------------------------------------------------------------------------------------------------
                                                                                           18,493,091          1,300
--------------------------------------------------------------------------------------------------------------------
               Spain--8.9%
    233,829    Banco Bilbao Vizcaya Argentaria SA                                           5,747,512            404
     57,000    Banco Santander Central Hispano SA                                           1,053,873             74
     30,400    Bolsas y Mercados Espanoles                                                  1,783,912            125
     98,792    Enagas                                                                       2,445,650            172
     34,461    Red Electrica de Espana                                                      1,618,705            114
--------------------------------------------------------------------------------------------------------------------
                                                                                           12,649,652            889
--------------------------------------------------------------------------------------------------------------------
               Japan--6.6%
    107,900    Millea Holdings, Inc.                                                        4,421,021            311
    142,700    Park24 Company, Ltd.                                                         1,432,835            101
     54,700    Toyota Motor Corporation                                                     3,454,877            243
--------------------------------------------------------------------------------------------------------------------
                                                                                            9,308,733            655
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Australia--5.7%
    193,397    Aristocrat Leisure, Ltd.                                                    $2,357,800           $166
    131,597    Australia & New Zealand Banking Group, Ltd.                                  3,236,642            227
    111,558    Woolworths, Ltd.                                                             2,555,435            180
--------------------------------------------------------------------------------------------------------------------
                                                                                            8,149,877            573
--------------------------------------------------------------------------------------------------------------------
               Mexico--5.2%
     70,000    America Movil SAB de CV (ADR) - Series "L"                                   4,335,100            305
    559,600    Grupo Modelo SA de CV - Series "C"                                           3,051,576            214
--------------------------------------------------------------------------------------------------------------------
                                                                                            7,386,676            519
--------------------------------------------------------------------------------------------------------------------
               Ireland--4.7%
    324,328    Anglo Irish Bank Corporation PLC                                             6,657,914            468
--------------------------------------------------------------------------------------------------------------------
               Belgium--4.0%
      8,092    Colruyt NV                                                                   1,693,829            119
     50,380    InBev NV                                                                     4,002,830            282
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,696,659            401
--------------------------------------------------------------------------------------------------------------------
               India--3.9%
     65,000    HDFC Bank, Ltd. (ADR)                                                        5,476,900            385
--------------------------------------------------------------------------------------------------------------------
               France--3.7%
     11,790    Air Liquide SA                                                               1,551,534            109
     33,782    M6 Metropole Television                                                      1,100,913             77
     31,449    Total SA                                                                     2,559,447            180
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,211,894            366
--------------------------------------------------------------------------------------------------------------------
               Brazil--3.3%
     47,900    Banco Itau Holding Financeira SA (ADR)                                       2,128,676            149
     33,800    Companhia Vale do Rio Doce (ADR)                                             1,505,790            106
     45,200    Souza Cruz SA                                                                1,091,512             77
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,725,978            332
--------------------------------------------------------------------------------------------------------------------
               Norway--3.2%
    241,500    Orkla ASA                                                                    4,579,478            322
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
    Shares,                                                                                                Invested
  Warrants,                                                                                                 For Each
    Options                                                                                               $10,000 of
  or Rights    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               South Africa--2.1%
     70,200    Massmart Holdings, Ltd.                                                       $859,084            $60
     80,721    Remgro, Ltd.                                                                 2,162,251            152
--------------------------------------------------------------------------------------------------------------------
                                                                                            3,021,335            212
--------------------------------------------------------------------------------------------------------------------
               Netherlands--2.1%
     65,343    TNT NV                                                                       2,950,160            207
--------------------------------------------------------------------------------------------------------------------
               Singapore--1.5%
     87,800    Jardine Matheson Holdings, Ltd.                                              2,089,640            147
--------------------------------------------------------------------------------------------------------------------
               Taiwan--1.2%
    158,991    Taiwan Semiconductor Manufacturing
                 Company, Ltd. (ADR)                                                        1,769,570            124
--------------------------------------------------------------------------------------------------------------------
               Sweden--.2%
     20,300    Atlas Copco AB                                                                 319,722             23
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $100,679,510)                                          129,810,950          9,125
--------------------------------------------------------------------------------------------------------------------
               WARRANTS--5.8%
               India
    248,100  * Bharti Tele-Ventures, Ltd. (expiring 5/31/10) +                              5,092,253            358
      4,665    HDFC Bank, Ltd.  (expiring 6/28/10) +                                          131,352              9
     60,900  * Housing Development Finance Corp.
                 (expiring 5/25/09) +                                                       3,035,743            214
--------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,508,643)                                                   8,259,348            581
--------------------------------------------------------------------------------------------------------------------
               OPTIONS--.3%
               Switzerland
        107  * Novartis AG - Registered (exercise price 50 CHF,
                 expiring 12/18/09)                                                           182,815             13
         52  * Roche Holding AG - Genusscheine (exercise price
                 160 CHF, expiring 12/18/09)                                                  282,614             20
--------------------------------------------------------------------------------------------------------------------
Total Value of Options (cost $476,453)                                                        465,429             33
--------------------------------------------------------------------------------------------------------------------
               RIGHTS--.0%
               Australia
        275  * Westfield Group (expiring 7/6/07) (cost $0) +                                      107             --
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--.8%
               United States
     $1,200M   General Electric Capital Corp., 5.25%, 7/10/07
                 (cost $1,198,250)                                                         $1,198,250            $84
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $107,862,856)                                  98.2%     139,734,084          9,823
Other Assets, Less Liabilities                                                   1.8        2,524,840            177
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $142,258,924        $10,000
====================================================================================================================


* Non-income producing

+ Securities valued at Fair Value (see Note 1A)

  Summary of Abbreviations:
  ADR    American Depositary Receipts

  See notes to financial statements

Sector diversification of the portfolio was as follows:
---------------------------------------------------------------------------------------------------------------
                                                                                    Percentage
Sector                                                                           of Net Assets            Value
---------------------------------------------------------------------------------------------------------------
Food, Beverage & Tobacco                                                                  22.0%     $31,234,804
Banks                                                                                     19.5       27,711,091
Pharmaceuticals, Biotechnology & Life Sciences                                             7.2       10,269,672
Food & Staples Retailing                                                                   7.0        9,943,760
Diversified Financials                                                                     6.5        9,318,296
Transportation                                                                             4.7        6,749,337
Capital Goods                                                                              4.6        6,608,415
Media                                                                                      4.4        6,193,166
Insurance                                    .                                             3.1        4,421,021
Telecommunication Services                                                                 3.0        4,335,100
Utilities                                                                                  2.9        4,064,355
Automobiles & Components                                                                   2.4        3,454,877
Materials                                                                                  2.2        3,057,324
Household & Personal Products                                                              2.2        3,054,857
Energy                                                                                     1.8        2,559,447
Consumer Services                                                                          1.7        2,357,800
Semiconductors & Semiconductor Equipment                                                   1.2        1,769,570
Commercial Services & Supply                                                               1.0        1,432,835
Real Estate                                                                                0.0              107
Short-term Corporate Notes                                                                 0.8        1,198,250
---------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                98.2      139,734,084
Other Assets, Less Liabilities                                                             1.8        2,524,840
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%    $142,258,924
===============================================================================================================

See notes to financial statements


Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,009.78         $3.59
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.22         $3.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           24.0%
Industrials                                          11.1%
Consumer Discretionary                               10.4%
Consumer Staples                                      7.1%
Mortgage-Backed Securities                            6.4%
Materials                                             6.2%
U.S. Government Agency Obligations                    5.5%
Utilities                                             5.0%
Telecommunication Services                            4.4%
Energy                                                3.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--76.2%
               Aerospace/Defense--2.1%
       $300M   Boeing Co., 7.25%, 2025                                                       $346,086            $94
               Honeywell International, Inc.:
        100M     7.5%, 2010                                                                   105,160             28
        125M     6.125%, 2011                                                                 128,030             35
        100M   Precision Castparts Corp., 5.6%, 2013                                           98,760             27
        100M   TRW, Inc., 7.125%, 2009                                                        101,811             27
--------------------------------------------------------------------------------------------------------------------
                                                                                              779,847            211
--------------------------------------------------------------------------------------------------------------------
               Automotive--.8%
        300M   Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                300,914             81
--------------------------------------------------------------------------------------------------------------------
               Chemicals--3.6%
        300M   Air Products & Chemicals, Inc., 4.125%, 2010                                   287,715             78
        300M   Cabot Corp., 5.25%, 2013 +                                                     289,146             78
        500M   DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                     454,915            123
        300M   Praxair, Inc., 5.375%, 2016                                                    292,048             79
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,323,824            358
--------------------------------------------------------------------------------------------------------------------
               Consumer Durables--.9%
        350M   Black & Decker Corp., 5.75%, 2016                                              339,996             92
--------------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--1.8%
        200M   Colgate-Palmolive Co., 5.98%, 2012                                             204,582             55
        300M   Newell Rubbermaid, Inc., 6.75%, 2012                                           312,094             84
        150M   Procter & Gamble Co., 4.85%, 2015                                              142,802             39
--------------------------------------------------------------------------------------------------------------------
                                                                                              659,478            178
--------------------------------------------------------------------------------------------------------------------
               Energy--3.7%
        300M   Anadarko Petroleum Corp., 5.95%, 2016                                          293,438             79
        150M   Kinder Morgan Finance Co., 5.35%, 2011                                         146,847             40
        300M   Nexen, Inc., 5.05%, 2013                                                       285,980             77
        300M   Northern Border Pipeline Co., 7.1%, 2011                                       313,730             85
        325M   Phillips Petroleum Co., 7.125%, 2028                                           330,149             89
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,370,144            370
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Financials--6.9%
       $125M   American General Finance Corp., 8.125%, 2009                                  $131,679            $36
        100M   Caterpillar Financial Services Corp., 4.6%, 2014                                94,153             25
               ERAC USA Finance Enterprise Co.:
        100M     7.35%, 2008 +                                                                101,391             27
        355M     8%, 2011 +                                                                   379,151            103
        252M   Ford Motor Credit Co., 9.75%, 2010                                             263,314             71
               General Electric Capital Corp.:
        144M     8.5%, 2008                                                                   148,069             40
        400M     5.45%, 2013                                                                  396,295            107
        375M   General Motors Acceptance Corp., 7.75%, 2010                                   379,841            103
        175M   Health Care Property Investors, Inc., 6%, 2017                                 171,644             46
        200M   Household Finance Corp., 6.5%, 2008                                            202,874             55
        300M   International Lease Finance Corp., 5.625%, 2013                                299,718             81
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,568,129            694
--------------------------------------------------------------------------------------------------------------------
               Financial Services--13.8%
        300M   Bank of America Corp., 7.4%, 2011                                              317,857             86
        300M   Citigroup, Inc., 6%, 2033                                                      289,781             78
        300M   Endurance Specialty Holdings, Ltd., 7%, 2034                                   293,746             79
        250M   First Union National Bank, 7.8%, 2010                                          265,554             72
        300M   Fleet Capital Trust II, 7.92%, 2026                                            311,724             84
         90M   GATX Financial Corp., 5.5%, 2012                                                87,735             24
        300M   Goldman Sachs Group, Inc., 6.45%, 2036                                         295,526             80
        300M   Hibernia Corp., 5.35%, 2014                                                    284,668             77
        360M   Independence Community Bank Corp., 4.9%, 2010                                  352,490             95
        300M   JPMorgan Chase & Co., 5.25%, 2015                                              289,495             78
        300M   Lehman Brothers Holdings, Inc., 5.75%, 2011                                    300,284             81
        375M   MetLife, Inc., 6.4%, 2036                                                      348,480             94
        100M   National City Bank of Pennsylvania, 7.25%, 2011                                106,234             29
        350M   Nationsbank Corp., 7.8%, 2016                                                  396,302            107
        384M   Republic NY Corp., 7.75%, 2009                                                 398,993            108
        400M   Royal Bank of Scotland Group PLC, 5%, 2014                                     383,188            104
        400M   Washington Mutual Bank, 5.95%, 2013                                            399,827            108
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,121,884          1,384
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--4.6%
        440M   Altria Group, Inc., 7%, 2013                                                   467,282            126
        190M   Bottling Group, LLC , 5%, 2013                                                 183,583             50
        350M   Bunge Limited Finance Corp., 5.875%, 2013                                      344,431             93
        150M   Coca-Cola Enterprises, Inc., 7.125%, 2017                                      164,094             44
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco (continued)
       $150M   ConAgra Foods, Inc., 6.75%, 2011                                              $155,928            $42
        200M   Pepsi Bottling Group, Inc., 7%, 2029                                           220,302             60
        175M   UST, Inc., 7.25%, 2009                                                         180,139             49
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,715,759            464
--------------------------------------------------------------------------------------------------------------------
               Food/Drug--1.4%
        300M   Kroger Co., 6.75%, 2012                                                        310,133             84
        200M   Safeway, Inc., 6.5%, 2011                                                      205,261             55
--------------------------------------------------------------------------------------------------------------------
                                                                                              515,394            139
--------------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--.7%
        275M   Sappi Papier Holding AG, 6.75%, 2012 +                                         272,040             74
--------------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--1.6%
        175M   Hilton Hotels Corp., 7.2%, 2009                                                180,687             49
        300M   International Speedway Corp., 4.2%, 2009                                       292,682             79
        125M   MGM Mirage, Inc., 8.5%, 2010                                                   131,406             35
--------------------------------------------------------------------------------------------------------------------
                                                                                              604,775            163
--------------------------------------------------------------------------------------------------------------------
               Health Care--3.7%
        300M   Abbott Laboratories, 5.875%, 2016                                              300,590             81
        100M   Baxter International, Inc., 5.9%, 2016                                         100,166             27
        200M   Becton, Dickinson & Co., 7.15%, 2009                                           207,179             56
        350M   Fisher Scientific International, Inc., 6.75%, 2014                             351,591             95
        200M   Tenet Healthcare Corp., 6.375%, 2011                                           183,750             50
        200M   Wyeth, 6.95%, 2011                                                             209,475             57
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,352,751            366
--------------------------------------------------------------------------------------------------------------------
               Housing--.7%
        250M   D.R. Horton, Inc., 8%, 2009                                                    257,117             70
--------------------------------------------------------------------------------------------------------------------
               Information Technology--2.7%
        405M   International Business Machines Corp., 7%, 2025                                448,878            121
        300M   Oracle Corp., 5.25%, 2016                                                      288,140             78
        250M   Xerox Corp., 6.875%, 2011                                                      259,620             70
--------------------------------------------------------------------------------------------------------------------
                                                                                              996,638            269
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Manufacturing--4.2%
       $250M   Briggs & Stratton Corp., 8.875%, 2011                                         $267,218            $72
        300M   Caterpillar, Inc., 6.05%, 2036                                                 296,135             80
        300M   Crane Co., 6.55%, 2036                                                         290,301             78
        123M   Hanson Australia Funding, Ltd., 5.25%, 2013                                    120,388             32
        100M   Hanson PLC, 7.875%, 2010                                                       106,818             29
        125M   Ingersoll-Rand Co., 9%, 2021                                                   154,160             42
               United Technologies Corp.:
        100M     6.5%, 2009                                                                   101,997             28
        200M     7.125%, 2010                                                                 210,615             57
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,547,632            418
--------------------------------------------------------------------------------------------------------------------
               Media-Broadcasting--2.3%
        250M   Comcast Cable Communications, Inc., 7.125%, 2013                               265,285             72
        300M   Cox Communications, Inc., 4.625%, 2013                                         281,335             76
        300M   PanAmSat Corp., 6.375%, 2008                                                   300,750             81
--------------------------------------------------------------------------------------------------------------------
                                                                                              847,370            229
--------------------------------------------------------------------------------------------------------------------
               Media-Diversified--2.8%
        225M   AOL Time Warner, Inc., 6.875%, 2012                                            234,976             64
        200M   News America, Inc., 5.3%, 2014                                                 193,494             52
               Viacom, Inc.:
        200M     5.75%, 2011                                                                  199,880             54
         75M     8.875%, 2014                                                                  84,027             23
        300M   Walt Disney Co., 5.7%, 2011                                                    302,943             82
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,015,320            275
--------------------------------------------------------------------------------------------------------------------
               Metals/Mining--1.2%
        200M   Alcoa, Inc., 6%, 2012                                                          200,662             54
        250M   Vale Overseas, Ltd., 6.25%, 2017                                               249,205             68
--------------------------------------------------------------------------------------------------------------------
                                                                                              449,867            122
--------------------------------------------------------------------------------------------------------------------
               Real Estate Investment Trusts--2.9%
        142M   Archstone-Smith Trust, 7.9%, 2016                                              157,103             42
        270M   AvalonBay Communities, Inc., 7.5%, 2010                                        286,607             78
        185M   Duke Weeks Realty Corp., 7.75%, 2009                                           194,155             53
        400M   Mack-Cali Realty LP, 7.75%, 2011                                               425,909            115
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,063,774            288
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------

               Retail-General Merchandise--.3%
       $100M   Lowe's Cos., Inc., 8.25%, 2010                                                $107,409            $29
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--4.4%
        300M   Deutsche Telekom AG, 8%, 2010                                                  319,967             87
        250M   GTE Corp., 6.84%, 2018                                                         263,214             71
        300M   SBC Communications, Inc., 6.25%, 2011                                          306,747             83
        250M   Sprint Capital Corp., 6.375%, 2009                                             253,180             68
        200M   Verizon New York, Inc., 6.875%, 2012                                           208,731             56
        250M   Vodafone AirTouch PLC, 7.75%, 2010                                             262,756             71
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,614,595            436
--------------------------------------------------------------------------------------------------------------------
               Transportation--3.0%
        300M   Burlington Northern Santa Fe Corp., 4.3%, 2013                                 277,568             75
        300M   Canadian National Railway Co., 6.25%, 2034                                     298,508             81
        100M   FedEx Corp., 5.5%, 2009                                                        100,136             27
        100M   Norfolk Southern Corp., 7.7%, 2017                                             110,330             30
        300M   Union Pacific Corp., 7.375%, 2009                                              313,213             84
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,099,755            297
--------------------------------------------------------------------------------------------------------------------
               Utilities--5.0%
        150M   Carolina Power & Light, Inc., 5.15%, 2015                                      144,066             39
        250M   Dominion Resources, Inc., 5%, 2013                                             240,630             65
        400M   Entergy Gulf States, Inc., 5.25%, 2015                                         373,164            101
        250M   Florida Power & Light Co., 5.85%, 2033                                         242,952             65
        250M   Great River Energy Co., 5.829%, 2017 +                                         250,992             68
         75M   Jersey Central Power & Light Co., 5.625%, 2016                                  73,038             20
        100M   OGE Energy Corp., 5%, 2014                                                      93,209             25
        305M   Public Service Electric & Gas Co., 6.75%, 2016                                 325,047             88
        100M   South Carolina Electric & Gas Co., 6.7%, 2011                                  103,921             28
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,847,019            499
--------------------------------------------------------------------------------------------------------------------
               Waste Management--1.1%
        100M   Allied Waste NA, Inc., 5.75%, 2011                                              95,625             26
        300M   Waste Management, Inc., 6.875%, 2009                                           306,950             83
--------------------------------------------------------------------------------------------------------------------
                                                                                              402,575            109
--------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,512,714)                                          28,174,006          7,615
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--6.3%
               Fannie Mae:
       $905M     5%, 12/1/2036                                                               $848,408           $229
        591M     5%, 1/1/2037                                                                 554,155            150
        964M     5.5%, 1/1/2037                                                               929,962            251
--------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $2,400,500)                               2,332,525            630
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--5.4%
        271M   FDA Queens LP, 6.99%, 2017 +                                                   288,099             78
               U.S. Treasury Notes:
        800M     4.875%, 2009                                                                 799,188            216
        275M     4.625%, 2011                                                                 271,670             73
        340M     4.875%, 2016                                                                 335,936             91
        300M     5.125%, 2016                                                                 301,781             82
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,015,106)                                1,996,674            540
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--3.1%
               Fannie Mae:
        375M     5.25%, 2010                                                                  374,249            101
        400M     6%, 2016                                                                     396,850            108
        375M   Federal Home Loan Bank, 5.815%, 2013                                           374,176            101
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,149,832)                         1,145,275            310
--------------------------------------------------------------------------------------------------------------------
               PASS THROUGH CERTIFICATES--1.2%
         58M   American Airlines, Inc., 7.377%, 2019                                           55,672             15
        161M   Continental Airlines, Inc., 8.388%, 2020                                       166,721             45
        202M   FedEx Corp., 7.5%, 2018                                                        219,922             60
--------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $439,879)                                      442,315            120
--------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS--.7%
        250M   Tobacco Settlement Fin. Auth., West Virginia -
                 Series "A", 7.467%, 2047 (Cost $250,000)                                     254,110             69
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--5.9%
       $600M   American General Finance Corp., 5.29%, 7/11/07                                $599,030           $162
        850M   Paccar Financial Corp., 5.23%, 7/31/07                                         846,171            229
        750M   Toyota Motor Credit Corp., 5.24%, 7/6/07                                       749,344            202
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,194,545)                                 2,194,545            593
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $36,962,576)                                   98.8%      36,539,450          9,877
Other Assets, Less Liabilities                                                   1.2          456,347            123
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%     $36,995,797        $10,000
====================================================================================================================


+ Security exempt from registration under Rule 144A of the Securities
  Act of 1933 (see Note 5).

  See notes to financial statements

Fund Expenses
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,073.72         $4.68
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.28         $4.56
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Information Technology                               22.6%
Financials                                           17.3%
Health Care                                          15.0%
Industrials                                          12.7%
Energy                                               12.7%
Consumer Staples                                      6.5%
Consumer Discretionary                                6.4%
Utilities                                             2.2%
Materials                                             1.8%
Telecommunication Services                            1.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
SELECT GROWTH FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--98.9%
               Consumer Discretionary--6.4%
      4,585    CBS Corporation - Class "B"                                                   $152,772           $126
      3,565    Macy's, Inc.                                                                   141,816            117
      8,990    Staples, Inc.                                                                  213,333            176
      6,390  * Viacom, Inc. - Class "B"                                                       266,016            220
--------------------------------------------------------------------------------------------------------------------
                                                                                              773,937            639
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples--6.5%
      2,555    Altria Group, Inc.                                                             179,208            148
      4,250    PepsiCo, Inc.                                                                  275,613            228
      2,600    Procter & Gamble Company                                                       159,094            131
      3,585    Wal-Mart Stores, Inc.                                                          172,474            142
--------------------------------------------------------------------------------------------------------------------
                                                                                              786,389            649
--------------------------------------------------------------------------------------------------------------------
               Energy--12.7%
      3,200    Apache Corporation                                                             261,088            215
      5,290    ConocoPhillips                                                                 415,265            343
      4,725    GlobalSantaFe Corporation                                                      341,381            282
      7,290    Halliburton Company                                                            251,505            208
      8,500    Williams Companies, Inc.                                                       268,770            222
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,538,009          1,270
--------------------------------------------------------------------------------------------------------------------
               Financials--17.3%
      5,210    ACE, Ltd.                                                                      325,729            269
      7,200    Bank of America Corporation                                                    352,008            291
      7,055    Citigroup, Inc.                                                                361,851            299
      3,340    Merrill Lynch & Company, Inc.                                                  279,157            230
      3,230    PNC Financial Services Group, Inc.                                             231,203            191
      4,280    State Street Corporation                                                       292,752            242
      4,170    UBS AG - Registered                                                            250,242            206
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,092,942          1,728
--------------------------------------------------------------------------------------------------------------------
               Health Care--15.0%
      3,230    Abbott Laboratories                                                            172,966            143
      1,600  * Amgen, Inc.                                                                     88,464             73
      4,010    Eli Lilly & Company                                                            224,079            185
      2,770  * Genentech, Inc.                                                                209,578            173
      5,280    Medtronic, Inc.                                                                273,821            226
      8,445    Schering-Plough Corporation                                                    257,066            212
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Health Care (continued)
      6,400    Teva Pharmaceutical Industries, Ltd. (ADR)                                    $264,000           $218
      4,180  * WellPoint, Inc.                                                                333,689            276
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,823,663          1,506
--------------------------------------------------------------------------------------------------------------------
               Industrials--12.7%
      2,555    Boeing Company                                                                 245,689            203
      3,020    Caterpillar, Inc.                                                              236,466            195
      2,900    Dover Corporation                                                              148,335            123
      3,455    General Dynamics Corporation                                                   270,250            223
     10,200    General Electric Company                                                       390,456            322
      3,440    United Technologies Corporation                                                243,999            201
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,535,195          1,267
--------------------------------------------------------------------------------------------------------------------
               Information Technology--22.6%
      6,100    Accenture, Ltd. - Class "A"                                                    261,629            216
      5,580  * Adobe Systems, Inc.                                                            224,037            185
      8,600  * Cisco Systems, Inc.                                                            239,510            198
      9,340  * Corning, Inc.                                                                  238,637            197
     13,220  * EMC Corporation                                                                239,282            198
        555  * Google, Inc. - Class "A"                                                       290,476            240
      3,065    Hewlett-Packard Company                                                        136,760            113
      3,800  * Lam Research Corporation                                                       195,320            161
      7,175    Maxim Integrated Products, Inc.                                                239,717            198
      7,920    Microsoft Corporation                                                          233,402            193
      2,935    QUALCOMM, Inc.                                                                 127,350            105
      1,570  * Research in Motion, Ltd.                                                       313,984            259
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,740,104          2,263
--------------------------------------------------------------------------------------------------------------------
               Materials--1.8%
      4,885    Companhia Vale do Rio Doce (ADR)                                               217,627            180
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--1.7%
      4,900    AT&T, Inc.                                                                     203,350            168
--------------------------------------------------------------------------------------------------------------------
               Utilities--2.2%
      3,060    Dominion Resources, Inc.                                                       264,109            218
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,863,199)                                             11,975,325          9,888
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--1.1%
       $132M   UBS Securities, 4.4%, dated 6/29/07,
                 to be repurchased at $132,048 on 7/2/07
                 (collateralized by U.S. Treasury Bonds,
                 8.125%, 8/15/21, valued at $137,239)
                 (cost $132,000)                                                             $132,000           $109
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,995,199)                                   100.0%      12,107,325          9,997
Other Assets, Less Liabilities                                                    .0            3,510              3
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%     $12,110,835        $10,000
====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
  ADR    American Depositary Receipts

  See notes to financial statements

Fund Expenses
TARGET MATURITY 2007 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,022.08         $3.86
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.97         $3.86
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       68.4%
U.S. Government Zero-Coupon Obligations              31.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
TARGET MATURITY 2007 FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                Effective                      $10,000 of
     Amount    Security                                                        Yield+           Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON
               OBLIGATIONS--68.2%
               Agency For International Development - Israel:
       $913M     8/15/2007                                                      4.40%        $907,893           $558
        750M     11/15/2007                                                     4.75          736,771            452
      3,104M   Government Trust Certificate - Israel Trust,
                 11/15/07                                                       4.78        3,048,994          1,873
        586M   International Bank for Reconstruction &
                 Development, 8/15/2007                                         4.71          582,493            358
      4,116M   Resolution Funding Corporation,
                 10/15/07                                                       4.61        4,060,932          2,494
      1,800M   Tennessee Valley Authority, 11/1/2007                            4.80        1,771,211          1,088
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $11,038,077)                                                           11,108,294          6,823
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--31.5%
      5,210M   U.S. Treasury Strips, 11/15/2007
                 (cost $5,078,871)                                              4.58        5,121,451          3,145
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $16,116,948)                         99.7%                16,229,745          9,968
Other Assets, Less Liabilities                                          .3                     51,923             32
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%               $16,281,668        $10,000
====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2007.

  See notes to financial statements

Fund Expenses
TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,013.53          $3.74
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.07          $3.76
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       61.8%
U.S. Government Zero-Coupon Obligations              38.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
TARGET MATURITY 2010 FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                Effective                      $10,000 of
     Amount    Security                                                        Yield+           Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON
               OBLIGATIONS--62.0%
               Agency For International Development - Israel:
     $1,303M     8/15/2010                                                      5.00%      $1,116,496           $849
        495M     9/15/2010                                                      5.00          422,443            321
               Fannie Mae:
      1,260M     8/7/2010                                                       5.12        1,076,995            818
        700M     10/8/2010                                                      5.11          593,444            451
      1,100M   Freddie Mac, 9/15/2010                                           5.12          935,319            711
        200M   Government Trust Certificate -
                 Israel Trust, 11/15/2010                                       5.04          169,077            128
      1,700M   Government Trust Certificate -
                 Turkey Trust, 11/15/2010                                       5.04        1,437,151          1,092
      1,600M   Resolution Funding Corporation,
                 1/15/11                                                        4.91        1,347,184          1,024
      1,250M   Tennessee Valley Authority, 11/1/2010                            5.07        1,057,535            804
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $7,709,444)                                                             8,155,644          6,198
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON
               OBLIGATIONS--38.4%
      5,930M   U.S. Treasury Strips, 11/15/2010
                 (cost $4,757,775)                                              4.81        5,050,783          3,839
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,467,219)                         100.4%               13,206,427         10,037
Excess of Liabilities Over Other Assets                                 (.4)                  (48,504)           (37)
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%              $13,157,923        $10,000
====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2007.

See notes to financial statements

Fund Expenses
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00        $992.73         $3.46
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.32         $3.51
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       50.9%
U.S. Government Zero-Coupon Obligations              49.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                Effective                      $10,000 of
     Amount    Security                                                        Yield+           Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON
               OBLIGATIONS--50.7%
               Agency For International Development - Israel:
       $698M     9/15/2015                                                      5.27%        $455,446           $193
      2,784M     11/15/2015                                                     5.28        1,798,879            763
        300M     3/15/2016                                                      5.28          190,601             81
               Fannie Mae:
        243M     8/12/2015                                                      5.37          158,100             67
        600M     9/23/2015                                                      5.43          386,081            164
      4,643M     11/15/2015                                                     5.39        2,974,928          1,261
        650M   Federal Judiciary Office Building,
                 2/15/2015                                                      5.26          437,303            185
               Freddie Mac:
        550M     3/15/2015                                                      5.36          365,671            155
      1,760M     9/15/2015                                                      5.37        1,138,906            483
        625M     1/15/2016                                                      5.38          397,143            168
        210M   Government Trust Certificate -
                 Turkey Trust, 5/15/2015                                        5.34          138,617             59
        200M   International Bank for Reconstruction &
                 Development, 2/15/2015                                         5.57          131,496             56
               Resolution Funding Corporation:
      2,927M     10/15/2015                                                     5.22        1,908,375            809
        320M     1/15/2016                                                      5.23          205,874             87
      2,000M   Tennessee Valley Authority, 11/1/2015                            5.37        1,285,302            545
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $11,790,909)                                                           11,972,722          5,076
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON
               OBLIGATIONS--48.9%
     17,575M   U.S. Treasury Strips, 11/15/2015
                 (cost $11,388,897)                                             5.10       11,530,395          4,888
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,179,806)                          99.6%               23,503,117          9,964
Other Assets, Less Liabilities                                           .4                    84,362             36
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%              $23,587,479        $10,000
====================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2007.

  See notes to financial statements

Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,070.15         $4.26
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67         $4.16
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           26.3%
Consumer Discretionary                               16.6%
Consumer Staples                                     10.5%
Industrials                                           8.8%
Materials                                             8.2%
Energy                                                8.1%
Information Technology                                6.0%
Health Care                                           5.0%
Telecommunication Services                            4.6%
Utilities                                             4.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
VALUE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--97.1%
               Consumer Discretionary--16.6%
      2,500    Autoliv, Inc.                                                                 $142,175            $14
     13,300    Bob Evans Farms, Inc.                                                          490,105             49
     11,100    Carnival Corporation                                                           541,347             54
      8,700    CBS Corporation - Class "B"                                                    289,884             29
     16,200  * Cinemark Holdings, Inc.                                                        289,818             29
      2,365    Citadel Broadcasting Corporation                                                15,254              2
     23,500    Clear Channel Communications, Inc.                                             888,770             89
     41,700    Dollar General Corporation                                                     914,064             91
     25,900    Family Dollar Stores, Inc.                                                     888,888             89
      7,300    Gannett Company, Inc.                                                          401,135             40
     10,900    Genuine Parts Company                                                          540,640             54
     14,000    H&R Block, Inc.                                                                327,180             33
      4,625  * Hanesbrands, Inc.                                                              125,014             12
     19,200    Haverty Furniture Companies, Inc.                                              224,064             22
     19,400    Home Depot, Inc.                                                               763,390             76
      6,100    J.C. Penney Company, Inc.                                                      441,518             44
     13,100    Jones Apparel Group, Inc.                                                      370,075             37
     13,600    Kenneth Cole Productions, Inc. - Class "A"                                     335,920             34
     23,600    Lee Enterprises, Inc.                                                          492,296             49
     26,700    Leggett & Platt, Inc.                                                          588,735             59
      7,200    Liz Claiborne, Inc.                                                            268,560             27
      3,800    Magna International, Inc. - Class "A"                                          345,762             34
     16,900    Marine Products Corporation                                                    139,087             14
     23,400    McDonald's Corporation                                                       1,187,784            118
     25,700    Modine Manufacturing Company                                                   580,820             58
     22,300    New York Times Company - Class "A"                                             566,420             56
     11,000    Newell Rubbermaid, Inc.                                                        323,730             32
     24,800    Pearson PLC (ADR)                                                              417,632             42
     26,900    Talbots, Inc.                                                                  673,307             67
     13,500    Tiffany & Company                                                              716,310             71
     34,500    Time Warner, Inc.                                                              725,880             72
      8,119    Tribune Company                                                                238,699             24
     30,800    Walt Disney Company                                                          1,051,512            105
      7,880  * Wyndham Worldwide Corporation                                                  285,729             29
--------------------------------------------------------------------------------------------------------------------
                                                                                           16,591,504          1,655
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples--10.5%
     20,200    Anheuser-Busch Companies, Inc.                                               1,053,632            105
     17,600    Avon Products, Inc.                                                            646,800             64
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
     15,000    B&G Foods, Inc. - Class "A"                                                   $198,000            $20
     20,100    Coca-Cola Company                                                            1,051,431            105
     13,400    ConAgra Foods, Inc.                                                            359,924             36
      8,295    Del Monte Foods Company                                                        100,867             10
     10,200    Diageo PLC (ADR)                                                               849,762             85
      7,900    Estee Lauder Companies, Inc. - Class "A"                                       359,529             36
      9,600    Fomento Economico Mexicano SA de CV (ADR)                                      377,472             38
     12,100    H.J. Heinz Company                                                             574,387             57
     10,600    Kimberly-Clark Corporation                                                     709,034             71
     30,300    Kraft Foods, Inc. - Class "A"                                                1,068,075            107
      4,600    Pepsi Bottling Group, Inc.                                                     154,928             15
     13,600    Ruddick Corporation                                                            409,632             41
     37,000    Sara Lee Corporation                                                           643,800             64
     14,200    Tasty Baking Company                                                           148,532             15
     27,300    Topps Company, Inc.                                                            286,923             29
      9,000    UST, Inc.                                                                      483,390             48
     21,000    Wal-Mart Stores, Inc.                                                        1,010,310            101
--------------------------------------------------------------------------------------------------------------------
                                                                                           10,486,428          1,047
--------------------------------------------------------------------------------------------------------------------
               Energy--8.1%
     12,900    Anadarko Petroleum Corporation                                                 670,671             67
     10,700    BP PLC (ADR)                                                                   771,898             77
     15,312    Chevron Corporation                                                          1,289,883            129
     12,800    ConocoPhillips                                                               1,004,800            100
      8,300    Diamond Offshore Drilling, Inc.                                                842,948             84
      1,900    Hess Corporation                                                               112,024             11
     23,400    Marathon Oil Corporation                                                     1,403,064            140
     12,700    Royal Dutch Shell PLC - Class "A" (ADR)                                      1,031,240            103
     13,900    Tidewater, Inc.                                                                985,232             98
--------------------------------------------------------------------------------------------------------------------
                                                                                            8,111,760            809
--------------------------------------------------------------------------------------------------------------------
               Financials--25.6%
     10,300    A.G. Edwards, Inc.                                                             870,865             87
      4,400    ACE, Ltd.                                                                      275,088             27
      4,100    Allstate Corporation                                                           252,191             25
      7,000    American International Group, Inc.                                             490,210             49
     15,200    Aon Corporation                                                                647,672             65
     24,700    Aspen Insurance Holdings, Ltd.                                                 693,329             69
      8,800    Assured Guaranty, Ltd.                                                         260,128             26
     37,800    Bank Mutual Corporation                                                        435,834             43
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Financials (continued)
     21,655    Bank of America Corporation                                                 $1,058,713           $106
     25,200    Bank of New York Company, Inc.                                               1,044,288            104
     34,462    Brookfield Asset Management, Inc. - Class "A"                                1,375,034            137
     20,800    Brookline Bancorp, Inc.                                                        239,408             24
      6,094    Capital One Financial Corporation                                              478,013             48
      9,622    Chubb Corporation                                                              520,935             52
     12,422    Cincinnati Financial Corporation                                               539,115             54
     17,900    Citigroup, Inc.                                                                918,091             92
      9,900    Comerica, Inc.                                                                 588,753             59
     34,100    Eagle Hospitality Properties Trust, Inc. (REIT)                                448,756             45
      6,300    EMC Insurance Group, Inc.                                                      156,366             16
     10,100    Erie Indemnity Company - Class "A"                                             545,804             54
      5,200    FBL Financial Group, Inc. - Class "A"                                          204,464             20
     12,900    First Potomac Realty Trust (REIT)                                              300,441             30
     21,700    Hudson City Bancorp, Inc.                                                      265,174             26
     24,800    Invesco PLC (ADR)                                                              641,080             64
      6,000    IPC Holdings, Ltd.                                                             193,740             19
     22,900    JPMorgan Chase & Company                                                     1,109,505            111
     13,300    KeyCorp                                                                        456,589             46
     10,632    Lincoln National Corporation                                                   754,340             75
     10,100    Merrill Lynch & Company, Inc.                                                  844,158             84
     12,900    Morgan Stanley                                                               1,082,052            108
     29,800    NewAlliance Bancshares, Inc.                                                   438,656             44
      7,700    One Liberty Properties, Inc. (REIT)                                            175,252             17
     16,300    People's United Financial, Inc.                                                288,999             29
     13,800    Plum Creek Timber Company, Inc. (REIT)                                         574,908             57
      7,500    PMI Group, Inc.                                                                335,025             33
      8,700    PNC Financial Services Group, Inc.                                             622,746             62
     17,600    Progressive Corporation                                                        421,168             42
     12,000    Protective Life Corporation                                                    573,720             57
     25,328    Regions Financial Corporation                                                  838,357             84
      4,700    St. Joe Company                                                                217,798             22
      9,582    State Street Corporation                                                       655,409             65
      8,600    SunTrust Banks, Inc.                                                           737,364             74
     24,200    U-Store-It Trust (REIT)                                                        396,638             40
      6,800    Wachovia Corporation                                                           348,500             35
     14,000    Waddell & Reed Financial, Inc. - Class "A"                                     364,140             36
      2,000    Washington Mutual, Inc.                                                         85,280              8
     20,300    Wells Fargo & Company                                                          713,951             71
     17,800    Westfield Financial, Inc.                                                      177,466             18
--------------------------------------------------------------------------------------------------------------------
                                                                                           25,655,513          2,559
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------

               Health Care--5.0%
     17,700    Abbott Laboratories                                                           $947,835            $94
     10,300    Biomet, Inc.                                                                   470,916             47
     11,600    GlaxoSmithKline PLC (ADR)                                                      607,492             61
     16,800    Johnson & Johnson                                                            1,035,216            103
      7,500    Novartis AG (ADR)                                                              420,525             42
     38,300    Pfizer, Inc.                                                                   979,331             98
     18,900    Schering-Plough Corporation                                                    575,316             57
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,036,631            502
--------------------------------------------------------------------------------------------------------------------
               Industrials--8.7%
      6,000    3M Company                                                                     520,740             52
        900    Alexander & Baldwin, Inc.                                                       47,799              5
      7,200    Avery Dennison Corporation                                                     478,656             48
      2,940  * Avis Budget Group, Inc.                                                         83,584              8
     13,100    Dover Corporation                                                              670,065             67
     19,800    Federal Signal Corporation                                                     314,028             31
      9,500    General Dynamics Corporation                                                   743,090             74
     15,800    Honeywell International, Inc.                                                  889,224             89
      4,200    Hubbell, Inc. - Class "B"                                                      227,724             23
      5,000    Illinois Tool Works, Inc.                                                      270,950             27
      7,100    Lawson Products, Inc.                                                          274,770             27
     19,800    Masco Corporation                                                              563,706             56
      9,500    Norfolk Southern Corporation                                                   499,415             50
     13,800    Pitney Bowes, Inc.                                                             646,116             64
      3,200    SPX Corporation                                                                280,992             28
     24,500    Tyco International, Ltd.                                                       827,855             83
     10,600    United Parcel Service, Inc. - Class "B"                                        773,800             77
     31,400    Werner Enterprises, Inc.                                                       632,710             63
--------------------------------------------------------------------------------------------------------------------
                                                                                            8,745,224            872
--------------------------------------------------------------------------------------------------------------------
               Information Technology--6.0%
     25,600  * Agile Software Corporation                                                     206,336             21
     12,000    Automatic Data Processing, Inc.                                                581,640             58
     11,200    AVX Corporation                                                                187,488             19
      7,600    Bel Fuse, Inc. - Class "B"                                                     258,628             26
      3,000    Broadridge Financial Solutions, Inc.                                            57,360              6
      6,800    Fair Isaac Corporation                                                         272,816             27
     18,400    Hewlett-Packard Company                                                        821,008             82
     16,000    Intel Corporation                                                              380,160             38
      2,800    International Business Machines Corporation                                    294,700             29
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------

               Information Technology (continued)
     39,800    Methode Electronics, Inc. - Class "A"                                         $622,870            $62
     26,500    Microsoft Corporation                                                          780,955             78
      7,250    Molex, Inc.                                                                    217,573             22
     16,700    Motorola, Inc.                                                                 295,590             29
     19,300    Nokia Corporation - Class "A" (ADR)                                            542,523             54
     20,700  * Planar Systems, Inc.                                                           155,043             15
      8,000    Texas Instruments, Inc.                                                        301,040             30
--------------------------------------------------------------------------------------------------------------------
                                                                                            5,975,730            596
--------------------------------------------------------------------------------------------------------------------
               Materials--8.1%
      9,000    Air Products & Chemicals, Inc.                                                 723,330             72
     11,600    Albemarle Corporation                                                          446,948             45
     13,800    Alcoa, Inc.                                                                    559,314             56
     28,167    Chemtura Corporation                                                           312,935             31
     13,500    Compass Minerals International, Inc.                                           467,910             47
     22,700    Dow Chemical Company                                                         1,003,794            100
     18,200    DuPont (E.I.) de Nemours & Company                                             925,288             92
      3,700    Glatfelter                                                                      50,283              5
     21,100    Louisiana-Pacific Corporation                                                  399,212             40
     14,500    Lubrizol Corporation                                                           935,975             93
     14,500    MeadWestvaco Corporation                                                       512,140             51
     18,270    Myers Industries, Inc.                                                         403,950             40
     33,200    Sappi, Ltd. (ADR)                                                              609,220             61
     15,400    Sonoco Products Company                                                        659,274             66
     10,811    Tronox, Inc. - Class "B"                                                       151,895             15
--------------------------------------------------------------------------------------------------------------------
                                                                                            8,161,468            814
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--4.3%
      2,745    ALLTEL Corporation                                                             185,425             19
     33,010    AT&T, Inc.                                                                   1,369,915            137
      1,800    CT Communications, Inc.                                                         54,918              5
     12,732    D&E Communications, Inc.                                                       233,505             23
      1,030    Embarq Corporation                                                              65,271              7
      8,400    Nippon Telegraph and Telephone
                 Corporation (ADR)                                                            186,228             19
     33,400    Sprint Nextel Corporation                                                      691,714             69
      6,600    Telephone & Data Systems, Inc.                                                 412,962             41
      6,600    Telephone & Data Systems, Inc. - Special Shares                                379,830             38
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
     Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services (continued)
     17,118    Verizon Communications, Inc.                                                  $704,748            $70
      2,838    Windstream Corporation                                                          41,889              4
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,326,405            432
--------------------------------------------------------------------------------------------------------------------
               Utilities--4.2%
      8,050    American States Water Company                                                  286,339             29
      9,600    FPL Group, Inc.                                                                544,704             54
      9,300    KeySpan Corporation                                                            390,414             39
     19,300    MDU Resources Group, Inc.                                                      541,172             54
     20,100    NiSource, Inc.                                                                 416,271             42
     12,300    Northwest Natural Gas Company                                                  568,137             57
      9,200    ONEOK, Inc.                                                                    463,772             46
     11,800    Southwest Gas Corporation                                                      398,957             40
     11,100    United Utilities PLC (ADR)                                                     316,016             31
     11,700    Vectren Corporation                                                            315,080             31
--------------------------------------------------------------------------------------------------------------------
                                                                                            4,240,862            423
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $67,136,756)                                            97,331,525          9,709
--------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--.7%
               Financials--.2%
     10,000    Citigroup Capital XVI, 6.45%, 2066 - Series "W"                                243,900             24
--------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.3%
     10,200    AT&T, Inc., 6.375%, 2056                                                       251,226             25
--------------------------------------------------------------------------------------------------------------------
               Utilities--.2%
      7,400    Entergy Louisiana, LLC, 7.6%, 2032                                             185,148             19
--------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $693,082)                                               680,274             68
--------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--.4%
               Financials
     15,100    Lehman Brothers Holdings, Inc., 6.25%,
                 2007 - Series "GIS" (cost $383,537)                                          413,363             41
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--1.5%
     $1,500M   American General Finance Corp., 5.29%, 7/11/07
                 (cost $1,497,575)                                                         $1,497,575           $149
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $69,710,950)                                   99.7%      99,922,737          9,967
Other Assets, Less Liabilities                                                    .3          328,570             33
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $100,251,307        $10,000
====================================================================================================================


* Non-income producing

  Summary of Abbreviations:
   ADR    American Depositary Receipts
   REIT   Real Estate Investment Trust

  See notes to financial statements

Fund Expenses
SPECIAL BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
Expense Examples                                  (1/1/07)     (6/30/07)     (1/1/07-6/30/07)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,044.23         $4.97
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,019.93         $4.91
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Consumer Staples                                     23.4%
Consumer Discretionary                               19.1%
Energy                                               17.4%
Materials                                            11.8%
Industrials                                           8.4%
Health Care                                           7.8%
Financials                                            3.3%
Telecommunication Services                            2.6%
Information Technology                                1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total value of investments.


Portfolio of Investments
SPECIAL BOND FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--87.6%
               Aerospace/Defense--2.6%
       $175M   Alliant Techsystems, Inc., 6.75%, 2016                                        $170,625           $110
        150M   DRS Technologies, Inc., 6.875%, 2013                                           146,250             95
         86M   DynCorp International, LLC, 9.5%, 2013                                          91,913             59
--------------------------------------------------------------------------------------------------------------------
                                                                                              408,788            264
--------------------------------------------------------------------------------------------------------------------
               Automotive--5.8%
        100M   Accuride Corp., 8.5%, 2015                                                      99,250             64
         75M   Asbury Automotive Group, Inc., 7.625%, 2017 +                                   74,250             48
        125M   Avis Budget Car Rental, LLC, 7.75%, 2016                                       128,125             82
        594M   Cambridge Industries Liquidating Trust, 2007 ++ **                                 371             --
        250M   Cooper Standard Automotive, Inc., 8.375%, 2014                                 234,375            151
        225M   Dana Corp., 9%, 2011 ++                                                        234,000            151
          3M   Goodyear Tire & Rubber Co., 9%, 2015                                             3,144              2
        125M   United Auto Group, Inc., 7.75%, 2016                                           125,000             81
--------------------------------------------------------------------------------------------------------------------
                                                                                              898,515            579
--------------------------------------------------------------------------------------------------------------------
               Chemicals--6.6%
               Equistar Chemicals LP:
          3M     10.125%, 2008                                                                  2,807              2
        150M     10.625%, 2011                                                                158,625            102
        100M   Huntsman International, LLC, 7.375%, 2015                                      105,500             68
         67M   Huntsman, LLC, 11.625%, 2010                                                    72,193             47
        300M   Innophos, Inc., 8.875%, 2014                                                   312,000            201
        100M   Nell AF S.a.r.l., 8.375%, 2015 +                                                96,250             62
        150M   Newmarket Corp., 7.125%, 2016                                                  145,875             94
        125M   Tronox Worldwide, LLC, 9.5%, 2012                                              130,938             84
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,024,188            660
--------------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--1.3%
        100M   Broder Brothers Co., 11.25%, 2010                                               99,125             64
        100M   Levi Strauss & Co., 9.75%, 2015                                                107,500             69
--------------------------------------------------------------------------------------------------------------------
                                                                                              206,625            133
--------------------------------------------------------------------------------------------------------------------
               Energy--17.7%
        125M   Basic Energy Services, Inc., 7.125%, 2016                                      120,000             77
        250M   Belden & Blake Corp., 8.75%, 2012                                              257,500            166
        300M   Bluewater Finance, Ltd., 10.25%, 2012                                          314,250            202
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Energy (continued)
               Chesapeake Energy Corp.:
       $500M     6.375%, 2015                                                                $479,375           $309
        150M     6.625%, 2016                                                                 145,125             93
        150M   Compagnie Generale de Geophysique, 7.5%, 2015                                  150,750             97
        125M   Complete Production Services, Inc., 8%, 2016 +                                 126,875             82
        644M   Giant Industries, Inc., 11%, 2012                                              679,420            438
        100M   Pacific Energy Partners LP, 7.125%, 2014                                       103,569             67
        100M   POGO Producing Co., 6.875%, 2017                                                99,750             64
        100M   Stewart & Stevenson, LLC, 10%, 2014 +                                          105,000             68
         60M   Stone Energy Corp., 8.106%, 2010 +***                                           60,300             39
        110M   Tesoro Corp., 6.25%, 2012                                                      109,725             71
--------------------------------------------------------------------------------------------------------------------
                                                                                            2,751,639          1,773
--------------------------------------------------------------------------------------------------------------------
               Financials--.9%
        150M   General Motors Acceptance Corp., 6.75%, 2014                                   143,853             93
--------------------------------------------------------------------------------------------------------------------
               Financial Services--2.3%
        367M   Targeted Return Index Securities Trust,
                 7.548%, 2016 +                                                               361,037            233
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--.1%
          9M   Land O'Lakes, Inc., 8.75%, 2011                                                  9,338              6
--------------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--3.8%
        100M   Jefferson Smurfit Corp., 8.25%, 2012                                            99,750             64
        250M   Packaging Dynamics Finance Corp.,
                 10%, 2016 +                                                                  252,500            163
        130M   Tekni-Plex, Inc., 8.75%, 2013                                                  129,350             83
        100M   Verso Paper Holdings, LLC, 9.106%, 2014 +***                                   102,500             66
--------------------------------------------------------------------------------------------------------------------
                                                                                              584,100            376
--------------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--6.2%
        250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                 262,813            169
         50M   Herbst Gaming, Inc., 8.125%, 2012                                               50,750             33
        180M   Mandalay Resort Group, 6.375%, 2011                                            181,350            117
        240M   MGM Mirage, Inc., 6.625%, 2015                                                 219,300            141
        255M   Speedway Motorsports, Inc., 6.75%, 2013                                        249,900            161
--------------------------------------------------------------------------------------------------------------------
                                                                                              964,113            621
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Health Care--7.7%
        $90M   Alliance Imaging, Inc., 7.25%, 2012                                            $87,750            $57
        400M   DaVita, Inc., 7.25%, 2015                                                      397,000            256
        120M   Fisher Scientific International, Inc.,
                 6.125%, 2015                                                                 118,013             76
               HCA, Inc.:
        100M     6.95%, 2012                                                                   96,500             62
         70M     6.75%, 2013                                                                   63,875             41
         60M   MedQuest, Inc., 11.875%, 2012                                                   48,600             31
        200M   Tenet Healthcare Corp., 6.375%, 2011                                           183,750            119
        184M   Triad Hospitals, Inc., 7%, 2013                                                194,144            125
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,189,632            767
--------------------------------------------------------------------------------------------------------------------
               Housing--2.7%
        140M   Beazer Homes USA, Inc., 6.875%, 2015                                           121,100             78
        200M   Builders FirstSource, Inc., 9.61%, 2012***                                     203,500            131
        100M   Realogy Corp., 12.375%, 2015 +                                                  91,500             59
--------------------------------------------------------------------------------------------------------------------
                                                                                              416,100            268
--------------------------------------------------------------------------------------------------------------------
               Information Technology--1.5%
        150M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                     93             --
               Freescale Semiconductor, Inc.:
        150M     9.125%, 2014 +                                                               141,750             92
         25M     10.125%, 2016 +                                                               23,625             15
               Sanmina - SCI Corp.:
         25M     8.11%, 2014 +***                                                              25,125             16
         50M     8.125%, 2016                                                                  46,750             30
--------------------------------------------------------------------------------------------------------------------
                                                                                              237,343            153
--------------------------------------------------------------------------------------------------------------------
               Manufacturing--.4%
         60M   Case New Holland, Inc., 7.125%, 2014                                            61,050             39
--------------------------------------------------------------------------------------------------------------------
               Media-Broadcasting--1.9%
         67M   Sinclair Broadcasting Group, Inc., 8%, 2012                                     68,876             44
               Young Broadcasting, Inc.:
        136M     10%, 2011                                                                    136,000             88
        100M     8.75%, 2014                                                                   95,000             61
--------------------------------------------------------------------------------------------------------------------
                                                                                              299,876            193
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Media-Cable TV--9.0%
       $355M   Adelphia Communications Escrow Bond, 2011 ++                                  $116,263            $75
        135M   Atlantic Broadband Finance, LLC, 9.375%, 2014                                  137,025             88
        200M   Cablevision Systems Corp., 8%, 2012                                            198,500            128
        500M   Charter Communications Holdings, LLC, 10%, 2009                                513,125            331
        125M   CSC Holdings, Inc., 8.125%, 2009                                               127,813             82
        310M   Echostar DBS Corp., 6.375%, 2011                                               304,575            196
--------------------------------------------------------------------------------------------------------------------
                                                                                            1,397,301            900
--------------------------------------------------------------------------------------------------------------------
               Media-Diversified--6.2%
        300M   Cenveo, Inc., 7.875%, 2013                                                     295,500            190
        150M   Idearc, Inc., 8%, 2016                                                         152,250             98
               MediaNews Group, Inc.:
         75M     6.875%, 2013                                                                  64,875             42
         50M     6.375%, 2014                                                                  41,875             27
               Six Flags, Inc.:
        150M     8.875%, 2010                                                                 148,875             96
         50M     9.625%, 2014                                                                  46,625             30
        200M   Universal City Development Partners, Ltd.,
                 11.75%, 2010                                                                 212,500            137
--------------------------------------------------------------------------------------------------------------------
                                                                                              962,500            620
--------------------------------------------------------------------------------------------------------------------
               Metals/Mining--1.2%
         50M   Metals USA, Inc., 11.125%, 2015                                                 54,750             35
        130M   Russell Metals, Inc., 6.375%, 2014                                             125,450             81
--------------------------------------------------------------------------------------------------------------------
                                                                                              180,200            116
--------------------------------------------------------------------------------------------------------------------
               Retail-General Merchandise--2.7%
        100M   Claire's Stores, Inc., 9.625%, 2015, PIK                                        93,000             60
        100M   GSC Holdings Corp., 8%, 2012                                                   105,000             68
        200M   Neiman Marcus Group, Inc., 10.375%, 2015                                       221,000            142
--------------------------------------------------------------------------------------------------------------------
                                                                                              419,000            270
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
  Principal                                                                                                 For Each
     Amount                                                                                               $10,000 of
  or Shares    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               Services--4.5%
               Allied Waste NA, Inc.:
       $300M     7.375%, 2014                                                                $297,750           $192
        150M     6.875%, 2017                                                                 145,875             94
        100M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +                             103,500             66
        150M   United Rentals, Inc., 7%, 2014                                                 147,000             95
--------------------------------------------------------------------------------------------------------------------
                                                                                              694,125            447
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        600M   ICG Services, Inc., 10%, 2008 ++**                                                 375             --
--------------------------------------------------------------------------------------------------------------------
               Wireless Communications--2.5%
        200M   Nextel Communications, Inc., 5.95%, 2014                                       190,748            123
        200M   Rogers Wireless, Inc., 6.375%, 2014                                            202,407            131
--------------------------------------------------------------------------------------------------------------------
                                                                                              393,155            254
--------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $14,278,449)                                          13,602,853          8,765
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--5.7%
               Food/Drug--.6%
      2,750    Ingles Markets, Inc.                                                            94,737             61
--------------------------------------------------------------------------------------------------------------------
               Media-Broadcasting--1.0%
      4,000    Clear Channel Communications, Inc.                                             151,280             97
--------------------------------------------------------------------------------------------------------------------
               Media-Cable TV--1.9%
    354,453  * Adelphia Recovery Trust                                                         36,331             23
      6,602  * Time Warner Cable, Inc. - Class "A"                                            258,600            167
--------------------------------------------------------------------------------------------------------------------
                                                                                              294,931            190
--------------------------------------------------------------------------------------------------------------------
               Media-Diversified--2.2%
      1,500  * MediaNews Group, Inc. - Class "A"**                                            337,500            218
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        230  * Viatel Holding (Bermuda), Ltd.**                                                     2             --
      1,571  * World Access, Inc.                                                                   2             --
--------------------------------------------------------------------------------------------------------------------
                                                                                                    4             --
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $457,495)                                                  878,452            566
--------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2007
--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
Warrants or                                                                                                 For Each
  Principal                                                                                               $10,000 of
     Amount    Security                                                                         Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
               WARRANTS--.0%
               Telecommunication Services
        250  * GT Group Telecom, Inc. (expiring 2/1/10)
                 (cost $22,587) +**                                                               $--            $--
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--4.5%
       $150M   Chevron Funding Corp., 5.23%, 7/16/07                                          149,650             96
               Toyota Motor Credit Corp.:
        350M     5.24%, 7/6/07                                                                349,694            225
        200M     5.27%, 7/11/07                                                               199,678            129
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $699,022)                                     699,022            450
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,457,553)                                   97.8%      15,180,327          9,781
Other Assets, Less Liabilities                                                   2.2          339,271            219
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%     $15,519,598        $10,000
====================================================================================================================


  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2007.

  # Denotes a step bond (a zero-coupon bond that coverts to a fixed interest rate at a designated future date).

    See notes to financial statements

This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                                                      CASH
                                                                 BLUE CHIP      MANAGEMENT       DISCOVERY      GOVERNMENT
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $118,847,294      $6,268,867    $136,905,039     $19,964,435
                                                            ==============  ==============  ==============  ==============
  At value (Note 1A)                                          $184,194,125      $6,268,867    $170,991,337     $19,479,845
Cash                                                               437,473          75,474         184,841          36,894
Receivables:
  Investment securities sold                                            --              --         432,701              --
  Interest and dividends                                           173,958          28,770         123,377         106,412
  Trust shares sold                                                 28,719          99,685          66,840           7,953
  Foreign exchange contracts (Note 6)                                   --              --              --              --
  Other assets                                                      15,163           1,253          13,592           1,737
                                                            --------------  --------------  --------------  --------------
Total Assets                                                   184,849,438       6,474,049     171,812,688      19,632,841
                                                            --------------  --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                   91,996              --         318,705              --
  Trust shares redeemed                                             96,837             118          81,225           5,804
Accrued advisory fees                                              111,148           3,596         102,727           9,365
Accrued expenses                                                    29,610           3,431          30,963           5,266
                                                            --------------  --------------  --------------  --------------
Total Liabilities                                                  329,591           7,145         533,620          20,435
                                                            --------------  --------------  --------------  --------------
Net Assets                                                    $184,519,847      $6,466,904    $171,279,068     $19,612,406
                                                            ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                               $149,391,915      $6,466,904    $130,266,905     $20,631,284
Undistributed net investment income (loss)                       1,045,883              --         270,744         470,734
Accumulated net realized gain (loss) on investments
  and foreign currency transactions                            (31,264,782)             --       6,655,121      (1,005,022)
Net unrealized appreciation (depreciation) of investments
  and foreign currency transactions                             65,346,831              --      34,086,298        (484,590)
                                                            --------------  --------------  --------------  --------------
Total                                                         $184,519,847      $6,466,904    $171,279,068     $19,612,406
                                                            ==============  ==============  ==============  ==============
Shares of beneficial interest outstanding (Note 2)               7,420,849       6,466,904       5,377,753       2,053,149
                                                            ==============  ==============  ==============  ==============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $24.87           $1.00          $31.85           $9.55
                                                            ==============  ==============  ==============  ==============




Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007
----------------------------------------------------------------------------------------------------------
                                                                  GROWTH &
                                                                    INCOME      HIGH YIELD   INTERNATIONAL
----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $231,910,051     $68,893,887    $107,862,856
                                                            ==============  ==============  ==============
  At value (Note 1A)                                          $283,253,966     $67,554,646    $139,734,084
Cash                                                               391,107         243,008         610,656
Receivables:
  Investment securities sold                                       418,075              --       2,212,855
  Interest and dividends                                           380,577       1,223,828         403,172
  Trust shares sold                                                 74,826          22,040          39,382
  Foreign exchange contracts (Note 6)                                   --              --          89,468
  Other assets                                                      23,306           6,475          10,525
                                                            --------------  --------------  --------------
Total Assets                                                   284,541,857      69,049,997     143,100,142
                                                            --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                  135,331              --         659,168
  Trust shares redeemed                                            101,389          43,192          66,137
Accrued advisory fees                                              170,063          41,549          84,890
Accrued expenses                                                    33,261          17,804          31,023
                                                            --------------  --------------  --------------
Total Liabilities                                                  440,044         102,545         841,218
                                                            --------------  --------------  --------------
Net Assets                                                    $284,101,813     $68,947,452    $142,258,924
                                                            ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                               $216,724,200     $86,402,554    $106,969,318
Undistributed net investment income (loss)                       1,273,214       2,326,164         (68,944)
Accumulated net realized gain (loss) on investments
  and foreign currency transactions                             14,760,484     (18,442,025)      3,385,223
Net unrealized appreciation (depreciation) of investments
  and foreign currency transactions                             51,343,915      (1,339,241)     31,973,327
                                                            --------------  --------------  --------------
Total                                                         $284,101,813     $68,947,452    $142,258,924
                                                            ==============  ==============  ==============
Shares of beneficial interest outstanding (Note 2)               7,950,237       8,833,209       6,319,171
                                                            ==============  ==============  ==============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $35.74           $7.81          $22.51
                                                            ==============  ==============  ==============

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    TARGET          TARGET
                                                                INVESTMENT          SELECT        MATURITY        MATURITY
                                                                     GRADE          GROWTH            2007            2010
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $36,962,576      $9,995,199     $16,116,948     $12,467,219
                                                            ==============  ==============  ==============  ==============
  At value (Note 1A)                                           $36,539,450     $12,107,325     $16,229,745     $13,206,427
Cash (overdraft)                                                   177,918           2,253          94,575         (38,576)
Receivables:
  Investment securities sold                                            --              --              --              --
  Interest and dividends                                           520,689           9,764              --              --
  Trust shares sold                                                 37,422           7,382           1,032             214
  Other assets                                                       3,180             995           1,554           1,258
                                                            --------------  --------------  --------------  --------------
Total Assets                                                    37,278,659      12,127,719      16,326,906      13,169,323
                                                            --------------  --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                  250,000              --              --              --
  Trust shares redeemed                                              6,643           3,918          33,287             764
Accrued advisory fees                                               17,559           7,247           7,774           6,308
Accrued expenses                                                     8,660           5,719           4,177           4,328
                                                            --------------  --------------  --------------  --------------
Total Liabilities                                                  282,862          16,884          45,238          11,400
                                                            --------------  --------------  --------------  --------------
Net Assets                                                     $36,995,797     $12,110,835     $16,281,668     $13,157,923
                                                            ==============  ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                $38,685,914     $11,086,167     $15,681,231     $12,052,482
Undistributed net investment income                                508,220          45,362         496,411         368,611
Accumulated net realized loss on investments                    (1,775,211)     (1,132,820)         (8,771)         (2,378)
Net unrealized appreciation (depreciation) of investments         (423,126)      2,112,126         112,797         739,208
                                                            --------------  --------------  --------------  --------------
Total                                                          $36,995,797     $12,110,835     $16,281,668     $13,157,923
                                                            ==============  ==============  ==============  ==============
Shares of beneficial interest outstanding (Note 2)               3,539,496       1,200,081       1,466,504         998,075
                                                            ==============  ==============  ==============  ==============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $10.45          $10.09          $11.10          $13.18
                                                            ==============  ==============  ==============  ==============




Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007
----------------------------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY                         SPECIAL
                                                                      2015           VALUE            BOND
----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $23,179,806     $69,710,950     $15,457,553
                                                            ==============  ==============  ==============
  At value (Note 1A)                                           $23,503,117     $99,922,737     $15,180,327
Cash (overdraft)                                                   142,223         400,427         105,196
Receivables:
  Investment securities sold                                            --          53,009              --
  Interest and dividends                                                --         165,255         254,242
  Trust shares sold                                                    360          48,940              --
  Other assets                                                       2,025           7,586           5,783
                                                            --------------  --------------  --------------
Total Assets                                                    23,647,725     100,597,954      15,545,548
                                                            --------------  --------------  --------------
Liabilities
Payables:
  Investment securities purchased                                       --         244,171              --
  Trust shares redeemed                                             37,724          29,809           2,000
Accrued advisory fees                                               11,171          60,284           9,371
Accrued expenses                                                    11,351          12,383          14,579
                                                            --------------  --------------  --------------
Total Liabilities                                                   60,246         346,647          25,950
                                                            --------------  --------------  --------------
Net Assets                                                     $23,587,479    $100,251,307     $15,519,598
                                                            ==============  ==============  ==============
Net Assets Consist of:
Capital paid in                                                $22,826,232     $77,545,398     $23,057,279
Undistributed net investment income                                526,614         795,301         488,623
Accumulated net realized loss on investments                       (88,678)     (8,301,179)     (7,749,078)
Net unrealized appreciation (depreciation) of investments          323,311      30,211,787        (277,226)
                                                            --------------  --------------  --------------
Total                                                          $23,587,479    $100,251,307     $15,519,598
                                                            ==============  ==============  ==============
Shares of beneficial interest outstanding (Note 2)               1,745,164       5,574,051       1,664,909
                                                            ==============  ==============  ==============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $13.52          $17.99           $9.32
                                                            ==============  ==============  ==============
See notes to financial statements


Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                                                      CASH
                                                                 BLUE CHIP      MANAGEMENT      DISCOVERY       GOVERNMENT
----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                          $8,170        $176,391        $115,300        $546,914
  Dividends                                                      1,767,623(a)           --         822,886              --
                                                            --------------  --------------  --------------  --------------
Total income                                                     1,775,793         176,391         938,186         546,914
                                                            --------------  --------------  --------------  --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    681,995          24,630         616,132          73,994
  Professional fees                                                 14,988           4,736          14,627           6,135
  Custodian fees and expenses                                        5,908           2,785          13,852           6,263
  Reports and notices to shareholders                               13,232             374           8,316           1,327
  Registration fees                                                    177             149             121             152
  Trustees' fees                                                     4,436             161           3,867             479
  Other expenses                                                    17,171           1,364          15,297           5,423
                                                            --------------  --------------  --------------  --------------
Total expenses                                                     737,907          34,199         672,212          93,773
Less: Expenses waived                                                   --         (10,754)             --         (14,799)
      Expenses paid indirectly                                      (8,046)           (330)         (4,812)         (2,802)
                                                            --------------  --------------  --------------  --------------
Net expenses                                                       729,861          23,115         667,400          76,172
                                                            --------------  --------------  --------------  --------------
Net investment income                                            1,045,932         153,276         270,786         470,742
                                                            --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
  Investments                                                    2,750,150              --       6,879,263         (13,514)
  Foreign currency transactions                                         --              --              --              --
                                                            --------------  --------------  --------------  --------------
Net realized gain (loss) on investments
  and foreign currency transactions                              2,750,150              --       6,879,263         (13,514)
                                                            --------------  --------------  --------------  --------------
Net unrealized apprection (depreciation) of:
  Investments                                                    7,437,107              --       8,934,637        (250,701)
  Foreign currency transactions                                         --              --              --              --
                                                            --------------  --------------  --------------  --------------
Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions                              7,437,107              --       8,934,637        (250,701)
                                                            --------------  --------------  --------------  --------------
Net gain (loss) on investments
  and foreign currency transactions                             10,187,257              --      15,813,900        (264,215)
                                                            --------------  --------------  --------------  --------------
Net Increase in Net Assets Resulting from Operations           $11,233,189        $153,276     $16,084,686        $206,527
                                                            ==============  ==============  ==============  ==============




Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------
                                                                  GROWTH &
                                                                    INCOME      HIGH YIELD   INTERNATIONAL
----------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                          $7,057      $2,719,738         $54,919
  Dividends                                                      2,367,538(b)       51,897       2,049,801(c)
                                                            --------------  --------------  --------------
Total income                                                     2,374,595       2,771,635       2,104,720
                                                            --------------  --------------  --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                  1,027,287         260,023         508,879
  Professional fees                                                 20,072           7,787          16,669
  Custodian fees and expenses                                        9,034           5,259          43,037
  Reports and notices to shareholders                               19,368           5,350          10,291
  Registration fees                                                    156             153             154
  Trustees' fees                                                     6,331             950           3,094
  Other expenses                                                    25,503          11,376          16,915
                                                            --------------  --------------  --------------
Total expenses                                                   1,107,751         290,898         599,039
Less: Expenses waived                                                   --              --              --
      Expenses paid indirectly                                      (6,420)         (5,533)           (622)
                                                            --------------  --------------  --------------
Net expenses                                                     1,101,331         285,365         598,417
                                                            --------------  --------------  --------------
Net investment income                                            1,273,264       2,486,270       1,506,303
                                                            --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
  Investments                                                   15,099,253        (294,584)      3,594,412
  Foreign currency transactions                                         --              --        (189,166)
                                                            --------------  --------------  --------------
Net realized gain (loss) on investments
  and foreign currency transactions                             15,099,253        (294,584)      3,405,246
                                                            --------------  --------------  --------------
Net unrealized apprection (depreciation) of:
  Investments                                                    7,743,491         278,549       8,089,288
  Foreign currency transactions                                         --              --         294,393
                                                            --------------  --------------  --------------
Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions                              7,743,491         278,549       8,383,681
                                                            --------------  --------------  --------------
Net gain (loss) on investments
  and foreign currency transactions                             22,842,744         (16,035)     11,788,927
                                                            --------------  --------------  --------------
Net Increase in Net Assets Resulting from Operations           $24,116,008      $2,470,235     $13,295,230
                                                            ==============  ==============  ==============
(a) Net of $11,674 foreign taxes withheld

(b) Net of $11,598 foreign taxes withheld

(c) Net of $274,789 foreign taxes withheld

See notes to financial statements


Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    TARGET          TARGET
                                                                INVESTMENT          SELECT        MATURITY        MATURITY
                                                                     GRADE          GROWTH            2007            2010
----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                      $1,061,764          $6,454        $560,023        $418,545
  Dividends                                                             --          92,569(d)           --              --
                                                            --------------  --------------  --------------  --------------
Total income                                                     1,061,764          99,023         560,023         418,545
                                                            --------------  --------------  --------------  --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    138,841          44,239          62,963          51,101
  Professional fees                                                  8,568           5,116           7,756           5,576
  Custodian fees and expenses                                        3,840             504           1,187           1,207
  Reports and notices to shareholders                                  488             528           1,055             233
  Registration fees                                                    149              76           1,354             149
  Trustees' fees                                                       869             272             431             306
  Other expenses                                                     8,541           3,075           2,410           2,692
                                                            --------------  --------------  --------------  --------------
Total expenses                                                     161,296          53,810          77,156          61,264
Less: Expenses waived                                              (27,768)             --         (12,593)        (10,220)
      Expenses paid indirectly                                      (3,713)           (151)           (957)         (1,111)
                                                            --------------  --------------  --------------  --------------
Net expenses                                                       129,815          53,659          63,606          49,933
                                                            --------------  --------------  --------------  --------------
Net investment income                                              931,949          45,364         496,417         368,612
                                                            --------------  --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
Net realized gain (loss) on investments                             98,888         409,608          12,897            (290)
Net unrealized appreciation (depreciation) of investments         (677,342)        388,609        (135,462)       (180,109)
                                                            --------------  --------------  --------------  --------------
Net gain (loss) on investments                                    (578,454)        798,217        (122,565)       (180,399)
                                                            --------------  --------------  --------------  --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                       $353,495        $843,581        $373,852        $188,213
                                                            ==============  ==============  ==============  ==============




Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY                         SPECIAL
                                                                      2015           VALUE            BOND
----------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                        $609,358         $77,168        $595,970
  Dividends                                                             --       1,113,962(e)       29,607
                                                            --------------  --------------  --------------
Total income                                                       609,358       1,191,130         625,577
                                                            --------------  --------------  --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                     89,692         364,843          59,305
  Professional fees                                                  4,875          10,332           9,694
  Custodian fees and expenses                                          711           6,659           1,351
  Reports and notices to shareholders                                1,875           7,553           1,159
  Registration fees                                                    154             151             177
  Trustees' fees                                                       476           2,194             376
  Other expenses                                                     3,691          11,187           5,764
                                                            --------------  --------------  --------------
Total expenses                                                     101,474         402,919          77,826
Less: Expenses waived                                              (17,939)             --              --
      Expenses paid indirectly                                       (806)         (7,110)         (1,414)
                                                            --------------  --------------  --------------
Net expenses                                                        82,729         395,809          76,412
                                                            --------------  --------------  --------------
Net investment income                                              526,629         795,321         549,165
                                                            --------------  --------------  --------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
Net realized gain (loss) on investments                            (13,869)      1,583,400          (9,748)
Net unrealized appreciation (depreciation) of investments         (685,206)      4,205,481         152,172
                                                            --------------  --------------  --------------
Net gain (loss) on investments                                    (699,075)      5,788,881         142,424
                                                            --------------  --------------  --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                      $(172,446)     $6,584,202        $691,589
                                                            ==============  ==============  ==============
(d) Net of $1,291 foreign taxes withheld

(e) Net of $7,464 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                         BLUE CHIP                    CASH MANAGEMENT
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,045,932      $1,975,731        $153,276        $291,599
  Net realized gain (loss) on investments                        2,750,150       4,106,251              --              --
  Net unrealized appreciation (depreciation) of investments      7,437,107      17,579,683              --              --
                                                            --------------  --------------  --------------  --------------
  Net increase in net assets resulting
    from operations                                             11,233,189      23,661,665         153,276         291,599
                                                            --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                         (1,975,764)     (1,631,700)       (153,276)       (291,599)
  Net realized gains                                                    --              --              --              --
                                                            --------------  --------------  --------------  --------------
    Total distributions                                         (1,975,764)     (1,631,700)       (153,276)       (291,599)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions*
    Proceeds from shares sold                                    1,264,921       3,125,426       2,834,824       7,337,066
    Reinvestment of distributions                                1,975,764       1,631,700         153,276         291,599
    Cost of shares redeemed                                     (9,100,408)    (19,870,148)     (3,454,751)     (7,071,622)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions       (5,859,723)    (15,113,022)       (466,651)        557,043
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                        3,397,702       6,916,943        (466,651)        557,043

Net Assets
  Beginning of period                                          181,122,145     174,205,202       6,933,555       6,376,512
                                                            --------------  --------------  --------------  --------------
  End of period+                                              $184,519,847    $181,122,145      $6,466,904      $6,933,555
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                $1,045,883      $1,975,715             $--             $--
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                              52,991         144,406       2,834,824       7,337,066
  Issued for distributions reinvested                               85,642          76,894         153,276         291,599
  Redeemed                                                        (376,887)       (915,936)     (3,454,751)     (7,071,622)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in trust shares outstanding           (238,254)       (694,636)       (466,651)        557,043
                                                            ==============  ==============  ==============  ==============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                         DISCOVERY                      GOVERNMENT
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $270,786        $280,458        $470,742        $905,793
  Net realized gain (loss) on investments                        6,879,263      16,378,282         (13,514)        (67,290)
  Net unrealized appreciation (depreciation) of investments      8,934,637      13,222,001        (250,701)       (103,391)
                                                            --------------  --------------  --------------  --------------
    Net increase in net assets resulting
      from operations                                           16,084,686      29,880,741         206,527         735,112
                                                            --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                           (280,470)       (208,603)     (1,016,156)     (1,018,037)
  Net realized gains                                           (13,314,932)             --              --              --
                                                            --------------  --------------  --------------  --------------
    Total distributions                                        (13,595,402)       (208,603)     (1,016,156)     (1,018,037)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions*
    Proceeds from shares sold                                    1,909,744       3,957,764         902,511       1,817,492
    Reinvestment of distributions                               13,595,402         208,603       1,016,156       1,018,037
    Cost of shares redeemed                                     (5,161,382)    (12,065,753)     (1,476,620)     (3,029,846)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions       10,343,764      (7,899,386)        442,047        (194,317)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                       12,833,048      21,772,752        (367,582)       (477,242)

Net Assets
  Beginning of period                                          158,446,020     136,673,268      19,979,988      20,457,230
                                                            --------------  --------------  --------------  --------------
  End of period+                                              $171,279,068    $158,446,020     $19,612,406     $19,979,988
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                  $270,744        $280,428        $470,734      $1,016,148
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                              61,401         138,637          93,529         185,449
  Issued for distributions reinvested                              460,862           7,501         106,181         105,605
  Redeemed                                                        (166,317)       (422,971)       (152,142)       (310,747)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in trust shares outstanding            355,946        (276,833)         47,568         (19,693)
                                                            ==============  ==============  ==============  ==============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                      GROWTH & INCOME                    HIGH YIELD
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,273,264      $1,392,436      $2,486,270      $5,149,740
  Net realized gain (loss) on investments
    and foreign currency transactions                           15,099,253      38,358,887        (294,584)     (1,809,651)
  Net unrealized appreciation (depreciation) of investments
    and foreign currency transactions                            7,743,491      (5,433,213)        278,549       2,928,634
                                                            --------------  --------------  --------------  --------------
    Net increase in net assets resulting from operations        24,116,008      34,318,110       2,470,235       6,268,723
                                                            --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                         (1,392,478)     (1,106,509)     (5,214,980)     (5,591,784)
  Net realized gains                                           (37,602,922)    (15,617,669)             --              --
                                                            --------------  --------------  --------------  --------------
    Total distributions                                        (38,995,400)    (16,724,178)     (5,214,980)     (5,591,784)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions
    Proceeds from shares sold                                    2,805,909       7,263,655       1,280,494       2,071,984
    Reinvestment of distributions                               38,995,400      16,724,178       5,214,980       5,591,784
    Cost of shares redeemed                                    (10,503,151)    (22,850,672)     (3,181,178)     (8,551,415)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions       31,298,158       1,137,161       3,314,296        (887,647)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                       16,418,766      18,731,093         569,551        (210,708)

Net Assets
  Beginning of period                                          267,683,047     248,951,954      68,377,901      68,588,609
                                                            --------------  --------------  --------------  --------------
  End of period+                                              $284,101,813    $267,683,047     $68,947,452     $68,377,901
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income (loss) of         $1,273,214      $1,392,428      $2,326,164      $5,054,874
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                              78,499         203,445         161,120         264,249
  Issued for distributions reinvested                            1,188,884         484,900         675,515         738,677
  Redeemed                                                        (294,791)       (642,540)       (401,410)     (1,098,910)
                                                            --------------  --------------  --------------  --------------
Net increase (decrease) in trust shares outstanding                972,592          45,805         435,225         (95,984)
                                                            ==============  ==============  ==============  ==============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                      INTERNATIONAL                 INVESTMENT GRADE
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                         $1,506,303      $1,427,694        $931,949      $1,779,059
  Net realized gain (loss) on investments
    and foreign currency transactions                            3,405,246      19,347,268          98,888        (205,692)
  Net unrealized appreciation (depreciation) of investments
    and foreign currency transactions                            8,383,681       7,729,386        (677,342)       (153,393)
                                                            --------------  --------------  --------------  --------------
    Net increase in net assets resulting from operations        13,295,230      28,504,348         353,495       1,419,974
                                                            --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                         (4,361,060)       (802,343)     (2,023,888)     (2,116,649)
  Net realized gains                                           (17,736,172)     (3,322,771)             --              --
                                                            --------------  --------------  --------------  --------------
    Total distributions                                        (22,097,232)     (4,125,114)     (2,023,888)     (2,116,649)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions
    Proceeds from shares sold                                    2,985,794       4,636,767       1,733,401       2,620,239
    Reinvestment of distributions                               22,097,232       4,125,114       2,023,888       2,116,649
    Cost of shares redeemed                                     (3,428,839)     (8,568,552)     (2,122,088)     (5,239,553)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions       21,654,187         193,329       1,635,201        (502,665)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                       12,852,185      24,572,563         (35,192)     (1,199,340)

Net Assets
  Beginning of period                                          129,406,739     104,834,176      37,030,989      38,230,329
                                                            --------------  --------------  --------------  --------------
  End of period+                                              $142,258,924    $129,406,739     $36,995,797     $37,030,989
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income (loss) of           $(68,944)     $2,785,813        $508,220      $1,600,159
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                             131,290         214,213         162,969         243,980
  Issued for distributions reinvested                            1,078,440         205,127         192,020         200,820
  Redeemed                                                        (153,009)       (398,649)       (199,054)       (491,929)
                                                            --------------  --------------  --------------  --------------
Net increase (decrease) in trust shares outstanding              1,056,721          20,691         155,935         (47,129)
                                                            ==============  ==============  ==============  ==============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SELECT GROWTH               TARGET MATURITY 2007
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                            $45,364         $87,655        $496,417      $1,086,649
  Net realized gain (loss) on investments                          409,608         520,942          12,897          69,244
  Net unrealized appreciation (depreciation) of investments        388,609         432,625        (135,462)       (571,249)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations                                    843,581       1,041,222         373,852         584,644
                                                            --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                            (87,642)        (63,598)     (1,086,648)     (1,203,940)
  Net realized gains                                                    --              --         (69,228)       (140,667)
                                                            --------------  --------------  --------------  --------------
    Total distributions                                            (87,642)        (63,598)     (1,155,876)     (1,344,607)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions
    Proceeds from shares sold                                      312,931         879,602          20,052         137,881
    Reinvestment of distributions                                   87,642          63,598       1,155,876       1,344,607
    Cost of shares redeemed                                       (781,104)     (1,540,060)     (1,516,330)     (3,903,422)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions         (380,531)       (596,860)       (340,402)     (2,420,934)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                          375,408         380,764      (1,122,426)     (3,180,897)

Net Assets
  Beginning of period                                           11,735,427      11,354,663      17,404,094      20,584,991
                                                            --------------  --------------  --------------  --------------
  End of period+                                               $12,110,835     $11,735,427     $16,281,668     $17,404,094
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                   $45,362         $87,640        $496,411      $1,086,642
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                              32,453          98,777           1,824          11,834
  Issued for distributions reinvested                                9,444           7,227         105,656         118,992
  Redeemed                                                         (80,615)       (172,568)       (135,139)       (337,221)
                                                            --------------  --------------  --------------  --------------
Net increase (decrease) in trust shares outstanding                (38,718)        (66,564)        (27,659)       (206,395)
                                                            ==============  ==============  ==============  ==============




Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   TARGET MATURITY 2010            TARGET MATURITY 2015
                                                             ------------------------------  ------------------------------
                                                                  1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                    6/30/07        12/31/06         6/30/07        12/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                            $368,612        $761,235        $526,629        $978,165
  Net realized gain (loss) on investments                              (290)         (1,561)        (13,869)        (12,679)
  Net unrealized appreciation (depreciation) of investments        (180,109)       (491,313)       (685,206)       (543,835)
                                                             --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations                                     188,213         268,361        (172,446)        421,651
                                                             --------------  --------------  --------------  --------------
Distributions to Shareholders
  Net investment income                                            (761,230)       (794,711)       (978,165)       (806,540)
  Net realized gains                                                     --        (135,821)             --              --
                                                             --------------  --------------  --------------  --------------
    Total distributions                                            (761,230)       (930,532)       (978,165)       (806,540)
                                                             --------------  --------------  --------------  --------------
Trust Share Transactions
    Proceeds from shares sold                                       115,504         584,897       1,380,879       3,847,573
    Reinvestment of distributions                                   761,230         930,532         978,165         806,540
    Cost of shares redeemed                                      (1,291,314)     (2,740,084)     (1,464,951)     (2,174,377)
                                                             --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions          (414,580)     (1,224,655)        894,093       2,479,736
                                                             --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                          (987,597)     (1,886,826)       (256,518)      2,094,847

Net Assets
  Beginning of period                                            14,145,520      16,032,346      23,843,997      21,749,150
                                                             --------------  --------------  --------------  --------------
  End of period+                                                $13,157,923     $14,145,520     $23,587,479     $23,843,997
                                                             ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                   $368,611        $761,229        $526,614        $978,150
                                                             ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                                8,734          43,099          99,303         274,751
  Issued for distributions reinvested                                57,756          69,339          70,473          58,276
  Redeemed                                                          (96,401)       (202,284)       (105,294)       (156,076)
                                                             --------------  --------------  --------------  --------------
Net increase (decrease) in trust shares outstanding                 (29,911)        (89,846)         64,482         176,951
                                                             ==============  ==============  ==============  ==============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
--------------------------------------------------------------------------------------------------------------------------
                                                                           VALUE                       SPECIAL BOND
                                                            ------------------------------  ------------------------------
                                                                 1/1/07 to       1/1/06 to       1/1/07 to       1/1/06 to
                                                                   6/30/07        12/31/06         6/30/07        12/31/06
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $795,321      $1,493,900        $549,165      $1,248,908
  Net realized gain (loss) on investments                        1,583,400       3,911,723          (9,748)       (472,326)
  Net unrealized appreciation of investments                     4,205,481      11,384,117         152,172         714,440
                                                            --------------  --------------  --------------  --------------
    Net increase in net assets
      resulting from operations                                  6,584,202      16,789,740         691,589       1,491,022
                                                            --------------  --------------  --------------  --------------
Dividends to Shareholders
  Net investment income                                         (1,493,871)     (1,422,321)       (995,185)       (491,959)
                                                            --------------  --------------  --------------  --------------
Trust Share Transactions
    Proceeds from shares sold                                    2,828,787       6,018,723          11,539           8,663
    Reinvestment of dividends                                    1,493,871       1,422,321         995,185         491,959
    Cost of shares redeemed                                     (3,395,074)     (7,586,935)     (1,138,945)     (4,747,100)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) from trust share transactions          927,584        (145,891)       (132,221)     (4,246,478)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                        6,017,915      15,221,528        (435,817)     (3,247,415)

Net Assets
  Beginning of period                                           94,233,392      79,011,864      15,955,415      19,202,830
                                                            --------------  --------------  --------------  --------------
  End of period+                                              $100,251,307     $94,233,392     $15,519,598     $15,955,415
                                                            ==============  ==============  ==============  ==============
+Includes undistributed net investment income of                  $795,301      $1,493,851        $488,623        $934,643
                                                            ==============  ==============  ==============  ==============
*Trust Shares Issued and Redeemed
  Sold                                                             161,774         391,206           1,200             972
  Issued for dividends                                              88,552          96,038         108,645          55,245
  Redeemed                                                        (193,362)       (492,908)       (120,835)       (525,916)
                                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in trust shares outstanding             56,964          (5,664)        (10,990)       (469,699)
                                                            ==============  ==============  ==============  ==============
See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007

1. Significant Accounting Policies--First Investors Life Series Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund (formerly Focused Equity
Fund), Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Special Bond Fund (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Select Growth Fund seeks long-term growth of capital.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

Special Bond Fund seeks high current income without undue risk to principal and, secondarily, seeks growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Fund's use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. At June 30, 2007, the High Yield Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $225,697 representing 0.3% of the Fund's net assets, the International Fund held four securities that were fair valued by the Valuation Committee with an aggregate value of $8,259,455 representing 5.8% of the Fund's net assets and the Special Bond Fund held six securities that were fair valued by the Valuation Committee with an aggregate value of $338,341 representing 2.2% of the Fund's net assets. For valuation purposes, where applicable, quotations

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007


of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2006, capital loss carryovers were as follows:

                                                              Year Capital Loss Carryovers Expire
                          ------------------------------------------------------------------------------------------------------
Fund              Total         2007         2008         2009         2010         2011         2012         2013         2014
----         ----------   ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------
Blue
  Chip      $30,745,282     $     --    $      --   $4,143,677   $22,469,579   $4,132,026    $      --     $     --     $     --
Govern-
  ment          991,508      140,904      133,450           --            --      272,546       51,149      193,688      199,771
High
  Yield      18,146,221      566,369    1,503,018    3,751,289     4,221,351    4,736,272      790,779      632,307    1,944,836
Investment
  Grade       1,873,161           --      626,718       37,096        17,173      517,182           --      108,453      566,539
Select
  Growth      1,498,254           --           --       64,524     1,083,303      350,427           --           --           --
Target
  Maturity
  2010            1,561           --           --           --            --           --           --           --        1,561
Target
  Maturity
  2015           61,044           --           --        2,287         4,285       14,833       26,960           --       12,679
Value         9,877,356           --           --           --     8,605,056    1,272,300           --           --           --
Special
  Bond        7,739,331      636,995      365,853    1,284,606     2,764,915    1,656,953      212,617      153,691      663,701

C. Foreign Currency Translations--The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the Select Growth Fund are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield and Special Bond Funds are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2007, the High Yield and Special Bond Fund recognized $23,161 and $15,581, respectively, from these taxable "payment-in-kind" distributions. Interest

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007


income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the six months ended June 30, 2007, the Bank of New York, custodian for all the Funds, except the International Fund, has provided credits in the amount of $38,972 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2007, the Funds' expenses were reduced by $4,855 under these arrangements.

2. Trust Shares--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2007, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

                                                              Long-Term U.S.
                               Securities                 Government Obligations
                       ----------------------------    ----------------------------
                            Cost of        Proceeds         Cost of        Proceeds
Fund                      Purchases        of Sales       Purchases        of Sales
----                   ------------    ------------    ------------    ------------
Blue Chip               $ 2,788,511     $ 9,085,147      $       --      $       --
Discovery                45,186,955      46,480,750              --              --
Government                       --              --       1,229,392       2,090,760
Growth & Income          69,491,863      76,564,214              --              --
High Yield               11,182,218       8,361,734              --              --
International            34,680,201      32,909,345              --              --
Investment Grade          5,757,654       6,541,481       3,392,918       3,835,821
Select Growth             4,374,314       4,667,152              --              --
Target Maturity 2007             --              --              --       1,601,222
Target Maturity 2010             --              --              --       1,080,978
Target Maturity 2015             --              --         201,246         489,165
Value                     7,035,179       5,381,652              --              --
Special Bond              1,082,340       2,281,024              --              --

At June 30, 2007, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                  Net
                                              Gross            Gross       Unrealized
                          Aggregate      Unrealized       Unrealized     Appreciation
Fund                           Cost    Appreciation     Depreciation    (Depreciation)
----                   ------------    ------------     ------------     ------------
Blue Chip              $122,116,943     $64,494,022       $2,416,840      $62,077,182
Discovery               137,048,155      35,416,290        1,554,108       33,862,182
Government               19,964,435          15,940          500,530         (484,590)
Growth & Income         232,248,772      57,305,704        6,300,510       51,005,194
High Yield               69,063,377       1,890,115        3,398,846       (1,508,731)
International*          109,642,991      30,727,215          636,122       30,091,093
Investment Grade         37,424,307         113,377          998,234         (884,857)
Select Growth            10,039,373       2,157,624           89,672        2,067,952
Target Maturity 2007     16,138,613          91,132               --           91,132
Target Maturity 2010     12,467,747         738,680               --          738,680
Target Maturity 2015     23,193,572         498,023          188,478          309,545
Value                    69,718,173      31,247,986        1,043,422       30,204,564
Special Bond             15,477,976         772,474        1,070,123         (297,649)

*Aggregate Tax Cost includes PFIC income of $1,767,489.


4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2007, total trustee fees accrued by the Funds amounted to $24,242.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, .72% on the next $250 million, ..69% on the next $250 million, .66% on the next $500 million, declining by ..02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2007, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $10,754 in advisory fees on the Cash Management Fund to limit the Fund's overall expense ratio to .70%. For the six months ended June 30, 2007, total advisory fees accrued to FIMCO were $4,003,924 of which $94,073 was waived as noted above.

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2007


Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund. Wellington Management Company, LLP served as investment subadviser to the Focused Equity Fund through July 25, 2007. Effective July 26, 2007, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2007, the Government Fund held one 144A security with a value of $900,308 representing 4.6% of the Fund's net assets, the High Yield Fund held twenty-eight 144A securities with an aggregate value of $10,729,310 representing 15.6% of the Fund's net assets, the Investment Grade Fund held six 144A securities with an aggregate value of $1,580,819 representing 4.3% of the Fund's net assets and the Special Bond Fund held fourteen 144A securities with an aggregate value of $1,564,212 representing 10.1% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At June 30, 2007, the Cash Management Fund held five Section 4(2) securities with an aggregate value of $1,344,356 representing 20.8% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts, Foreign Exchange Contracts and Future Contracts--Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities, it may enter into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The International Fund had the following foreign exchange contracts open at June 30, 2007:


                                                                           Unrealized
Contracts to Buy Foreign Currency    In Exchange for   Settlement Date     Gain (Loss)
---------------------------------    ---------------   ---------------   ------------
   12,126,000  Euro                   US $16,080,289         7/9/07      US $ 296,460
    6,500,000  British Pound              12,565,150         7/9/07           476,060
   14,575,000  Swiss Franc                12,094,379         7/9/07          (202,245)
   21,823,000  South African Rand          2,959,587         3/5/08           134,997
                                     ---------------                     ------------
                                         $43,699,405                        $ 705,272
                                     ===============                     ------------
                                                                           Unrealized
Contracts to Sell Foreign Currency   In Exchange for   Settlement Date     Gain (Loss)
----------------------------------   ---------------   ---------------   ------------
   12,126,000  Euro                   US $15,849,083         7/9/07      US $(527,666)
    6,500,000  British Pound              12,539,930         7/9/07          (501,280)
   14,575,000  Swiss Franc                11,929,299         7/9/07            37,164
    9,700,000  Euro                       13,120,705        8/27/07            20,386
    9,140,000  British Pound              18,025,542       11/19/07          (312,406)
   21,823,000  South African Rand          2,865,832         3/5/08          (228,751)
  720,800,000  Japanese Yen                6,272,103        5/12/08           435,430
   17,508,000  Swiss Franc                14,746,567        5/13/08           461,319
                                     ---------------                     ------------
                                         $95,349,061                         (615,804)
                                     ===============                     ------------
Net Unrealized Gain on Forward Exchange Contracts                        US $  89,468
                                                                         ============


The International Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2007, the International Fund had no open futures contracts.

7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. New Accounting Pronouncement--Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles for the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2002            $20.44       $ .11         $(5.36)     $(5.25)      $ .09          --          $ .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
2005             20.18         .20            .67         .87         .20          --            .20
2006             20.85         .26           2.74        3.00         .20          --            .20
2007(a)          23.65         .14           1.34        1.48         .26          --            .26
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2002            $ 1.00       $.012             --      $ .012       $.012          --          $.012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
2005              1.00        .024             --        .024        .024          --           .024
2006              1.00        .043             --        .043        .043          --           .043
2007(a)           1.00        .023             --        .023        .023          --           .023
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2002            $21.43       $(.08)        $(5.73)     $(5.81)      $  --       $  --          $  --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
2005             24.53         .08           1.18        1.26          --          --             --
2006             25.79         .06           5.74        5.80         .04          --            .04
2007(a)          31.55         .05           2.97        3.02         .06        2.66           2.72
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2002            $10.45       $ .45         $  .33       $ .78       $ .52          --          $ .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
2005             10.38         .51           (.26)        .25         .53          --            .53
2006             10.10         .51           (.14)        .37         .51          --            .51
2007(a)           9.96         .25           (.14)        .11         .52          --            .52
----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND++
--------------------
2002            $30.71       $ .12         $(6.94)     $(6.82)      $ .06       $  --          $ .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
2005             33.75         .16           2.25        2.41         .25          --            .25
2006             35.91         .20           4.68        4.88         .16        2.27           2.43
2007(a)          38.36         .16           2.85        3.01         .20        5.43           5.63
----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2002            $ 8.13       $ .70         $ (.54)     $  .16       $ .89          --          $ .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
2005              8.66         .65           (.61)        .04         .63          --            .63
2006              8.07         .62            .12         .74         .67          --            .67
2007(a)           8.14         .29            .01         .30         .63          --            .63
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total  End of Period                 Income              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2002            $15.10    (25.80)%         $148         .81%        .58%        N/A         N/A         138%
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
2005             20.85      4.34            174         .85         .93         N/A         N/A          34
2006             23.65     14.49            181         .82        1.13         N/A         N/A           4
2007(a)          24.87      6.35            185         .81+       1.14+        N/A         N/A           2
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2002            $ 1.00      1.22%          $ 14         .70%       1.20%        .98%        .92%        N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
2005              1.00      2.44              6         .70        2.38        1.09        1.99         N/A
2006              1.00      4.35              7         .70        4.26        1.09        3.87         N/A
2007(a)           1.00      2.33              6         .70+       4.66+       1.04+       4.32+        N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2002            $15.62    (27.11)%         $ 89         .83%       (.43)%       N/A         N/A         130%
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
2005             25.79      5.14            137         .90         .15         N/A         N/A         111
2006             31.55     22.51            158         .82         .19         N/A         N/A          58
2007(a)          31.85     10.26            171         .82+        .32+        N/A         N/A          28
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2002            $10.71      7.79%          $ 25         .78%       5.39%        .93%       5.24%        101%
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
2005             10.10      2.54             20         .81        4.85         .96        4.70          52
2006              9.96      3.80             20         .78        5.10         .93        4.95          28
2007(a)           9.55      1.05             20         .80+       4.74+        .95+       4.59+          7
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND++
--------------------
2002            $23.83    (22.24)%         $176         .82%        .43%        N/A         N/A          69%
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
2005             35.91      7.20            249         .85         .46         N/A         N/A          93
2006             38.36     14.35            268         .82         .55         N/A         N/A         127
2007(a)          35.74      9.16            284         .81+        .92+        N/A         N/A          25
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2002            $ 7.40      2.25%          $ 50         .86%       9.34%        N/A         N/A          13%
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
2005              8.07       .41             69         .87        8.01         N/A         N/A          35
2006              8.14      9.77             68         .85        7.63         N/A         N/A          31
2007(a)           7.81      3.71             69         .84+       7.16+        N/A         N/A          13
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND+++
------------------
2002            $15.41       $ .08         $(2.91)     $(2.83)      $ .08       $  --          $ .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
2005             18.55         .28           1.41        1.69         .24          --            .24
2006             20.00         .29           5.09        5.38         .15         .64            .79
2007(a)          24.59         .29           1.82        2.11         .83        3.36           4.19
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2002            $11.36       $ .63         $  .22      $  .85       $ .64          --          $ .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
2005             11.67         .56           (.42)        .14         .67          --            .67
2006             11.14         .53           (.11)        .42         .62          --            .62
2007(a)          10.94         .27           (.16)        .11         .60          --            .60
----------------------------------------------------------------------------------------------------
SELECT GROWTH FUND++++
-------------------
2002            $ 8.66       $ .01         $(2.44)     $(2.43)      $ .02          --           $.02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
2005              8.34         .05            .41         .46         .10          --            .10
2006              8.70         .07            .75         .82         .05          --            .05
2007(a)           9.47         .04            .65         .69         .07          --            .07
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2002            $13.43       $ .74         $ 1.20       $1.94       $ .69        $ --          $ .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
2005             13.05         .72           (.65)        .07         .74         .28           1.02
2006             12.10         .76           (.38)        .38         .74         .09            .83
2007(a)          11.65         .36           (.11)        .25         .75         .05            .80
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2002            $13.59       $ .65         $ 1.82      $ 2.47       $ .65        $ --          $ .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
2005             14.98         .70           (.50)        .20         .70         .14            .84
2006             14.34         .75           (.49)        .26         .72         .12            .84
2007(a)          13.76         .40           (.21)        .19         .77          --            .77
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2002            $11.57       $ .38         $ 2.23      $ 2.61        $.47          --          $ .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
2005             14.37         .53            .08         .61         .52          --            .52
2006             14.46         .57           (.32)        .25         .52          --            .52
2007(a)          14.19         .30           (.39)       (.09)        .58          --            .58
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND+++
------------------
2002            $12.50    (18.43)%         $ 72        1.09%        .63%        N/A         N/A         129%
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
2005             20.00      9.22            105         .99         .80         N/A         N/A         104
2006             24.59     27.79            129         .97        1.24         N/A         N/A         157
2007(a)          22.51     10.26            142         .88+       2.22+        N/A         N/A          25
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2002            $11.57      7.86%          $ 34         .74%       6.02%        .89%       5.87%         14%
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
2005             11.14      1.31             38         .75        4.91         .90        4.76          24
2006             10.94      3.99             37         .74        4.82         .89        4.67          86
2007(a)          10.45       .98             37         .72+       5.01+        .87+       4.86+         26
-----------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND++++
-------------------
2002            $ 6.21    (28.09)%          $ 7        1.04%        .13%        N/A         N/A         127%
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
2005              8.70      5.55             11         .99         .57         N/A         N/A          66
2006              9.47      9.47             12         .92         .77         N/A         N/A          80
2007(a)          10.09      7.37             12         .91+        .77+        N/A         N/A          38
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2002            $14.68     15.09%          $ 33         .73%       5.02%        .88%       4.87%          1%
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
2005             12.10       .65             21         .75        5.46         .90        5.31           0
2006             11.65      3.29             17         .76        5.81         .91        5.66           0
2007(a)          11.10      2.21             16         .77+       5.90+        .92+       5.75+          0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2002            $15.41     18.88%          $ 18         .78%       4.82%        .93%       4.67%          3%
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
2005             14.34      1.46             16         .76        4.74         .91        4.59           3
2006             13.76      2.02             14         .76        5.13         .91        4.98           3
2007(a)          13.18      1.35             13         .75+       5.39+        .90+       5.24+          0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2002            $13.71     23.36%          $  9         .88%       4.70%       1.03%       4.55%          1%
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
2005             14.46      4.39             22         .73        4.14         .88        3.99           0
2006             14.19      1.85             24         .70        4.38         .85        4.23           2
2007(a)          13.52      (.73)            24         .70+       4.40+        .85+       4.25+          1
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND+++++
----------
2002            $12.71       $ .32         $(3.02)     $(2.70)      $ .27          --          $ .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
2005             13.71         .25            .57         .82         .22          --            .22
2006             14.31         .27           2.76        3.03         .26          --            .26
2007(a)          17.08         .14           1.04        1.18         .27          --            .27
-----------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2002            $ 8.53       $ .80         $ (.62)      $ .18       $ .81          --          $ .81
2003              7.90         .76           1.41        2.17         .78          --            .78
2004              9.29         .73            .20         .93         .72          --            .72
2005              9.50         .73           (.58)        .15         .70          --            .70
2006              8.95         .69            .11         .80         .23          --            .23
2007(a)           9.52         .35            .06         .41         .61          --            .61
-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++++
----------
2002            $ 9.74    (21.60)%         $ 45         .97%       2.72%        N/A         N/A          71%
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
2005             14.31      6.09             79         .87        1.89         N/A         N/A          21
2006             17.08     21.43             94         .83        1.73         N/A         N/A          15
2007(a)          17.99      7.02            100         .83+       1.62+        N/A         N/A           6
-----------------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2002            $ 7.90      2.20%          $ 19         .93%       9.77%        N/A         N/A          18%
2003              9.29     28.31             22         .93        8.84         N/A         N/A          23
2004              9.50     10.38             21         .93        7.79         N/A         N/A          31
2005              8.95      1.69             19         .97        8.05         N/A         N/A          28
2006              9.52      9.18             16         .98        7.16         N/A         N/A          31
2007(a)           9.32      4.42             16         .98+       6.93+        N/A         N/A           7
-----------------------------------------------------------------------------------------------------------

    * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

   ** Net of expenses waived or assumed by the investment adviser (Note 4).

    + Annualized

   ++ Prior to October 18, 2006, known as Growth Fund.

  +++ Prior to June 27, 2006, known as International Securities Fund.

 ++++ Prior to July 26, 2007, known as Focused Equity Fund.

+++++ Prior to December 31, 2002, known as Utilities Income Fund.

  (a) For the period January 1, 2007 to June 30, 2007.




See notes to financial statements.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2007, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 15, 2007

Board Considerations of Advisory Contracts and Fees
(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


I. Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Wellington Management Company, LLP, Paradigm Capital Management, Inc. and Vontobel Asset Management, Inc.

At a meeting held on May 17, 2007 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Blue Chip Fund, Value Fund, Discovery Fund, Growth & Income Fund, Focused Equity Fund, International Fund, Government Fund, Investment Grade Fund, High Yield Fund, Special Bond Fund, Cash Management Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of the independent Trustees, approved the renewal of the sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively the "Sub-Advisory Agreements") with: (1) Paradigm Capital Management, Inc. ("Paradigm") with respect to the Discovery Fund; and (2) Vontobel Asset Management, Inc. ("Vontobel") with respect to the International Fund. The Discovery Fund and International Fund are collectively referred to as the "Sub-Advised Funds."

At the May Meeting, the Board, including a majority of the independent Trustees, also approved the employment of Smith Asset Management Group, L.P. ("Smith Group") as the new sub-adviser for the Focused Equity Fund and the continuance of the sub-advisory agreement with Wellington Management Company, LLP ("WMC") with respect to the Focused Equity Fund on an interim basis until the new sub-adviser assumed management of the Fund. At that meeting, FIMCO also recommended, and the Board approved, a change in the Focused Equity Fund's name to First Investors Life Series Select Growth Fund and investment strategies to be effective upon Smith Group assuming management of the Fund. Smith Group is expected to assume portfolio management of the Focused Equity Fund in August 2007.

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements with Paradigm and Vontobel, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings and Investment Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the May Meeting. Information furnished at Board meetings and/or Investment Committee meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by representatives of FIMCO, Paradigm and Vontobel and various reports on compliance

(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


and other services provided by FIMCO. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any "fall out" or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, Paradigm and Vontobel furnished, and the Board reviewed, information concerning aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Paradigm and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Paradigm and Vontobel and a comparison of those fee rates to the fee rates charged by Paradigm and Vontobel for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the applicable Sub-Advised Funds; (3) profitability information provided by Paradigm and Vontobel; and (4) any "fall out" or ancillary benefits accruing to Paradigm and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Paradigm and Vontobel.


Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring sub-advisers. The Trustees noted that under the Advisory Agreement with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including making changes to portfolio managers and/or sub-advisers of Funds that have had significant periods of underperformance, adding to its in-house research and analytical capabilities when necessary, providing significant compensation incentives to portfolio managers and analysts for above-the-median Fund performance.

(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


Furthermore, the Board considered the nature, extent and quality of the investment management services provided by Paradigm and Vontobel to the applicable Sub-Advised Funds. The Trustees considered Paradigm's and Vontobel's investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO's, Paradigm's and Vontobel's services, as applicable, supported approval of the Advisory Agreement and each Sub-Advisory Agreement.


Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and, to the extent provided by Lipper, the annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for Focused Equity Fund and Cash Management Fund, fell within the top three quintiles for at least one of the performance periods provided by Lipper.

With regard to Focused Equity Fund, the Board considered and approved FIMCO's recommendation that Smith Group be appointed as a sub-adviser to the Fund and that the Fund's sub-advisory agreement with WMC be terminated upon the assumption by Smith Group of the portfolio management of the Fund. See separate discussion below regarding the approval of the sub-advisory agreement with Smith Group.

With regard to Cash Management Fund, the Board considered information provided by FIMCO concerning the impact of the Cash Management Fund's investment parameters, which FIMCO described as generally more conservative than those employed by advisers of many other money market funds, on relative performance. For example, as described by FIMCO, unlike many other money market funds, the Cash Management Fund holds a significant portion of its assets in U.S. Government securities in an effort to mitigate credit risk. This could impact relative performance in certain market conditions.


Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets -- these fee rates include advisory and administrative service fees -- to other funds in its Peer Group. The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio, taking into account FIMCO's expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group. In this regard, the Board considered the management fees and expense ratios of each Fund (other than the Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund) on a quintile basis as compared to its Peer Group. For purposes of the data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest fee or ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest fee or ratio.

Based on the comparative data provided, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate and actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Cash Management Fund (contractual fee only), Government Fund, Investment Grade Fund, High Yield Fund and Special Bond Fund, was in the first three quintiles of its respective Peer Group; and (2) the total expense ratio and ratio of actual management and other non-management fees for each Fund, except the Government Fund, Investment Grade Fund, Cash Management Fund and Special Bond Fund (actual management and other non-management fees only), was in the top three quintiles of its respective Peer Group. The Board further considered that, effective July 1, 2007 through the 2008 fiscal year, FIMCO proposed the continuation of the total expense cap agreement for the Cash Management Fund and the management fee waiver agreements for the Government Fund and Investment Grade Fund. The Board expressed its intention to continue to evaluate, through its Investment Committee, the fees for these Funds.

(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


With regard to the Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the Board noted that Lipper did not provide data comparing each Fund's management fee, total expense ratio or ratio of management and other non-management fees to other funds in its Peer Group on a quintile and percentile basis due to the limited number of funds in the Target Maturity underlying variable insurance products classification. However, the Board reviewed data provided by Lipper showing each Target Maturity Fund's rank among the other funds in its Peer Group as it relates to management fees and expense ratios. Based on this information, the Board noted that although each Target Maturity Fund was ranked last in its Peer Group for contractual management fees, it ranked first (i.e., lowest management fee) for actual management fees due to fee waivers. In addition, the Board noted that each Target Maturity Fund ranked in the middle of its Peer Group as it relates to the total expense ratio and ratio of management and other non-management fees. The Board further noted that, effective July 1, 2007 through the 2008 fiscal year, FIMCO proposed the continuation of the management fee waiver agreement for each Target Maturity Fund.

In considering the sub-advisory fee rates charged by and costs and profitability of Paradigm and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Paradigm or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Paradigm or Vontobel a fee directly. Paradigm and Vontobel provided, and the Board reviewed, information comparing the fees charged by Paradigm and Vontobel for services to the respective Sub-Advised Funds versus the fees charged by Paradigm and Vontobel to other comparable investment companies or accounts, as applicable. Based on a review of this information, the Board noted that the fees charged by Paradigm and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Paradigm and Vontobel charge to such other comparable investment companies or accounts.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2006, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain other publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements.

In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board noted that the Growth & Income Fund has reached an asset size at which the Fund and its shareholders are benefiting from reduced management fee rates due to breakpoints in its fee schedule. With regard to all of the other Funds, the Board recognized that, although the Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of the Funds grow, economies of scale may be shared for the benefit of shareholders.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO, Paradigm and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and Vontobel receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and the subadvisers must select brokers based on each Fund's requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Discovery Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm.

                                 * * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, Paradigm and Vontobel, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and Paradigm and Vontobel with respect to each applicable Sub-Advised Fund, is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement and each Sub-Advisory Agreement.

(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


II. Initial Consideration of the Sub-Advisory Agreement with Smith Asset Management Group, L.P. for the Focused Equity Fund

At the May Meeting, the Board, including a majority of the non-interested or independent Trustees, also approved an initial sub-advisory agreement (the "Proposed Agreement") with Smith Asset Management Group, L.P. ("Smith Group") with respect to the Focused Equity Fund. In reaching its decision, the Board considered several factors when evaluating Smith Group and in approving the Proposed Agreement, including Smith Group's experience in managing multi-cap growth stocks, the past performance of accounts managed by Smith Group with a similar investment mandate, its overall capabilities to perform the services under the Agreement and its willingness to perform those services for the Focused Equity Fund. A discussion of the factors relating to the Board's appointment of Smith Group as sub-adviser to the Focused Equity Fund and approval of the Proposed Agreement and sub-advisory fee to be paid by FIMCO to Smith Group follows.


Nature, extent, and quality of the services to be provided by Smith Group

The Board considered Smith Group's investment process, its experience in managing portfolios using its growth strategy, and the experience and capabilities of the personnel who will be responsible for the management of the Focused Equity Fund. In addition, the Board considered the differences between Smith Group's investment strategy compared to that of the previous sub-adviser to the Focused Equity Fund. The Board also took into consideration FIMCO's belief that Smith Group's approach to investing in multi-cap growth stocks may increase the potential for positive returns for Focused Equity Fund shareholders. In addition, the Board considered Smith Group's investment resources, infrastructure and the adequacy of its compliance program. Based on this information, the Board concluded that the nature, extent and quality of the sub-advisory services to be provided by Smith Group were appropriate for the Focused Equity Fund in light of its investment objective, and, thus, supported a decision to approve the Proposed Agreement.


Performance of Smith Group

The Board evaluated Smith Group's historical investment performance record in managing assets utilizing a multi-cap growth mandate. In this regard, the Board evaluated the performance of the Smith Group Large Cap
Core/Growth Composite with: (i) the performance of the S&P 500 Index for the period January 1, 1996 to December 31, 2006 as well as the performance for the period January 1, 2007 to March 31, 2007; (ii) the average performance of the Lipper Multi-Cap Growth peer group for the period
January 1, 2001 to December 31, 2006; and (iii) the performance of the Russell 3000 Growth Index over various time periods ending December 31, 2006. The Board noted that the performance of the Smith Group Large Cap Core/Growth Composite was better than the performance of the S&P 500 Index and the Lipper Multi-Cap Growth peer group average for most of the periods presented and was better than the performance of the Russell 3000 Growth Index for all of the periods presented. The Trustees concluded that the historical investment performance record of Smith Group supported approval of the Proposed Agreement.


Sub-advisory Fees

In evaluating the Proposed Agreement, the Board reviewed Smith Group's proposed sub-advisory fee schedule. The Board considered that Smith Group represented to FIMCO that the fee to be paid by FIMCO under the Proposed Agreement is lower than the fee Smith Group charges to the other accounts it manages with a similar investment mandate. The Board noted that the proposed sub-advisory fee to be paid to Smith Group is lower than the fee currently charged by WMC, which will result in an economic benefit to FIMCO. The Trustees concluded that Smith Group's sub-advisory fees under the Proposed Agreement appeared to be within a reasonable range for the services to be provided to the Focused Equity Fund.


Costs of the services to be provided and profits to be realized by Smith Group and its affiliates from the relationship with the Fund

Since the sub-advisory relationship with Smith Group as it relates to the Focused Equity Fund is new, the Board did not consider the costs of the services to be provided and profits to be realized by Smith Group and its affiliates from the relationship with the Fund.


Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors

The Board considered that the fees to be paid to Smith Group under the Proposed Agreement are to be paid by FIMCO and not the Focused Equity Fund, and noted that FIMCO negotiated "breakpoints" in Smith Group's fees based on the levels of assets in the Focused Equity Fund as well as the assets in the First Investors Select Growth Fund. The Board also considered that the investment management agreement fee schedule with FIMCO for the Focused Equity Fund includes breakpoints so that when assets of the Fund grow, economies of scale may be shared for the benefit of shareholders.

(Unaudited)
FIRST INVESTORS LIFE SERIES FUNDS


Benefits to be derived by Smith Group from the relationship with the Fund

The Board considered the "fall-out" or ancillary benefits that may accrue to Smith Group as a result of the sub-advisory relationship with the Fund, including greater exposure in the marketplace with respect to the sub-adviser's investment process, expanding the level of assets under management by Smith Group and potentially increased opportunities for soft dollar arrangements. With regard to these arrangements, the Board noted that Smith Group may direct the Focused Equity Fund's brokerage transactions to certain brokers to obtain research and other services, which may be used in servicing other clients of Smith Group. However, the Board noted that Smith Group must select brokers based on the Focused Equity Fund's requirements for seeking best execution. After review of this information, the Trustees concluded that the potential benefits accruing to Smith Group by virtue of its relationship with the Focused Equity Fund are fair and reasonable.

* * *

The Board did not identify any single factor as being of paramount importance. In summary, based on the various considerations described above, the Trustees, including a majority of the independent Trustees, concluded that the proposed sub-advisory fee is reasonable and that the approval of the Proposed Agreement is in the best interests of the Focused Equity Fund and its shareholders, and as a result approved the Proposed Agreement.

FIRST INVESTORS LIFE SERIES FUNDS

Trustees                                   Officers
-----------------------                    -----------------------
                                           Kathryn S. Head
Charles R. Barton, III                     President

Stefan L. Geiringer                        Larry R. Lavoie
                                           Chief Compliance Officer
Robert M. Grohol
                                           Joseph I. Benedek
Kathryn S. Head                            Treasurer

Arthur M. Scutro, Jr.                      Mark S. Spencer
                                           Assistant Treasurer
James M. Srygley
                                           Carol Lerner Brown
Robert F. Wentworth                        Assistant Secretary


Shareholder Information
-----------------------
Investment Adviser                         Custodian
First Investors Management Company, Inc.   The Bank of New York
110 Wall Street                            One Wall Street
New York, NY 10005                         New York, NY 10286

Subadviser                                 Custodian
(Discovery Fund)                           (International Fund)
Paradigm Capital Management, Inc.          Brown Brothers Harriman & Co.
Nine Elk Street                            40 Water Street
Albany, NY 12207                           Boston, MA 02109

Subadviser                                 Transfer Agent
(Select Growth Fund)                       Administrative Data Management Corp.
Smith Asset Management Group, L.P.         Raritan Plaza I - 8th Floor
100 Crescent Court                         Edison, NJ 08837-3620
Dallas, TX 75201
                                           Independent Registered
Subadviser                                 Public Accounting Firm
(International Fund)                       Tait, Weller & Baker LLP
Vontobel Asset Management, Inc.            1818 Market Street
450 Park Avenue                            Philadelphia, PA 19103
New York, NY 10022
                                           Legal Counsel
                                           Kirkpatrick & Lockhart
                                           Preston Gates Ellis LLP
                                           1601 K Street, N.W.
                                           Washington, DC 20006

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
-----------------------
The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Trust's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 7, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 7, 2007